UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments
POI-Munder Asset Allocation Fund--Balanced
POI-Munder Bond Fund
POI-Munder Energy Fund
POI-Munder Growth Opportunities Fund
POI-Munder Index 500 Fund
POI-Munder International Equity Fund
POI-Munder International Fund--Core Equity
POI-Munder International Small-Cap Fund
POI-Munder Large-Cap Growth Fund
POI-Munder Large-Cap Value Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Munder Small-Cap Value Fund
POI-Munder Tax-Free Short& Intermediate Bond Fund
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 1. Schedule of Investments.

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, September 30, 2010 (Unaudited) (a)

Shares		Value(b),(c),(f)

COMMON STOCKS — 65.4%
Consumer Discretionary — 8.3%
Auto Components — 0.8%
500	Aisin Seiki Co Ltd	$15,597
4,350	BorgWarner Inc †	228,897
224	Cie Generale des Etablissements Michelin, Class B	17,043
1,815	Johnson Controls Inc	55,357

		316,894

Automobiles — 0.6%
1,000	Daihatsu Motor Co Ltd	13,380
186	Daimler AG †	11,781
7,990	Ford Motor Co †	97,798
400	Honda Motor Co Ltd	14,197
290	Hyundai Motor Co	38,912
1,400	Nissan Motor Co Ltd	12,226
440	Renault SA †	22,641

		210,935

Distributors — 0.7%
1,596	Imperial Holdings Ltd	25,977
10,825	LKQ Corp †	225,160

		251,137

Diversified Consumer Services — 0.2%
2,340	Bridgepoint Education Inc †	36,176
620	DeVry Inc	30,510

		66,686

Hotels, Restaurants & Leisure — 0.4%
2,060	Carnival Corp	78,713
2,446	Compass Group PLC	20,384
830	Home Inns & Hotels Management Inc, ADR †	41,035

		140,132

Household Durables — 0.2%
853	Electrolux AB, Series B	21,008
3,510	Toll Brothers Inc †	66,760

		87,768

Internet & Catalog Retail — 0.4%
160	Amazon.com Inc †	25,130
508	Dena Co Ltd	15,998
1,925	Expedia Inc	54,304

305	NetFlix Inc †	49,459
70	priceline.com Inc †	24,384

		169,275

Leisure Equipment & Products — 0.2%
1,555	Hasbro Inc	69,213

Media — 1.7%
9,500	Cinemark Holdings Inc	152,950
2,860	DIRECTV, Class A †	119,062
1,985	Informa PLC	13,062
2,850	News Corp, Class A	37,221
180	Nippon Television Network Corp	23,136
2,580	Time Warner Cable Inc	139,294
405	Vivendi SA	11,070
3,830	Walt Disney Co/The	126,811

		622,606

Multiline Retail — 0.8%
3,005	Big Lots Inc †	99,916
1,400	Dollar General Corp †	40,850
2,025	Dollar Tree Inc †	98,739
1,015	Family Dollar Stores Inc	44,823
475	Target Corp	25,384

		309,712

Specialty Retail — 2.0%
700	Advance Auto Parts Inc	41,076
195	AutoZone Inc †	44,637
4,890	Home Depot Inc	154,915
1,050	JOS A Bank Clothiers Inc †	44,741
3,570	Kingfisher PLC	13,134
2,765	PetSmart Inc	96,775
9,480	Sally Beauty Holdings Inc †	106,176
3,750	Tiffany & Co	176,213
1,010	TJX Cos Inc	45,076

		722,743

Textiles, Apparel & Luxury Goods — 0.3%
1,650	Coach Inc	70,884
114	LVMH Moet Hennessy Louis Vuitton SA	16,722
6,000	Peace Mark Holdings Ltd †,(e),(g)	0
44	Swatch Group AG/The	16,554

		104,160

Total Consumer Discretionary		3,071,261

Consumer Staples — 5.3%
Beverages — 1.4%
275	Carlsberg A/S, Series B	28,673
945	Cia de Bebidas das Americas, ADR	116,972
1,360	Coca-Cola Co/The	79,587

4,070	Dr Pepper Snapple Group Inc	144,567
3,900	Fomento Economico Mexicano SAB de CV	19,835
1,525	PepsiCo Inc/NC	101,321

		490,955

Food & Staples Retailing — 1.1%
20,600	CP ALL PCL	28,677
2,776	CVS Caremark Corp	87,361
400	FamilyMart Co Ltd	14,341
346	Kesko OYJ, B Shares	16,235
2,032	Koninklijke Ahold NV	27,391
4,065	Wal-Mart Stores Inc	217,559
392	Wesfarmers Ltd	12,462
2,647	WM Morrison Supermarkets PLC	12,296

		416,322

Food Products — 1.6%
672	Associated British Foods PLC	11,074
136	Danisco A/S	12,128
385	Danone	23,028
2,440	General Mills Inc	89,158
1,770	JM Smucker Co/The	107,138
3,400	Kraft Foods Inc, Class A	104,924
400	MEIJI Holdings Co Ltd	18,831
235	Nestle SA	12,519
4,615	TreeHouse Foods Inc †	212,751

		591,551

Household Products — 0.5%
2,930	Procter & Gamble Co/The	175,712
247	Reckitt Benckiser Group PLC	13,584

		189,296

Personal Products — 0.2%
105	L’Oreal SA	11,806
2,345	Nu Skin Enterprises Inc, Class A	67,536

		79,342

Tobacco — 0.5%
831	British American Tobacco PLC	30,997
2,790	Philip Morris International Inc	156,296

		187,293

Total Consumer Staples		1,954,759

Energy — 6.6%
Energy Equipment & Services — 1.5%
1,120	Cameron International Corp †	48,115
3,030	Core Laboratories NV	266,761
1,130	National Oilwell Varco Inc	50,251
2,690	Noble Corp	90,895
513	Petrofac Ltd	11,065

1,320	Schlumberger Ltd	81,325
1,200	Trican Well Service Ltd	19,139

		567,551

Oil, Gas & Consumable Fuels — 5.1%
1,860	Apache Corp	181,834
3,543	BP PLC	23,810
2,920	Chevron Corp	236,666
16,000	CNOOC Ltd	31,056
3,150	ConocoPhillips	180,905
363	Enbridge Inc	19,013
1,165	ENI SpA	25,141
2,100	EXCO Resources Inc	31,227
4,515	Exxon Mobil Corp	278,982
1,085	Gazprom OAO, ADR	22,731
2,635	Marathon Oil Corp	87,219
3,095	Occidental Petroleum Corp	242,338
362	Oil & Natural Gas Corp Ltd	11,269
1,152	Pacific Rubiales Energy Corp †	32,391
1,095	Peabody Energy Corp	53,666
1,315	Petroleo Brasileiro SA, ADR	43,158
3,560	QEP Resources Inc	107,298
451	Repsol YPF SA	11,617
2,385	Royal Dutch Shell PLC, B Shares	69,574
2,000	Showa Shell Sekiyu KK	15,285
2,975	Southwestern Energy Co †	99,484
600	Statoil ASA	12,518
432	Total SA	22,264
8,000	Yanzhou Coal Mining Co Ltd	19,632

		1,859,078

Total Energy		2,426,629

Financials — 11.3%
Capital Markets — 1.3%
2,650	Affiliated Managers Group Inc †	206,727
4,380	Bank of New York Mellon Corp/The	114,449
880	Goldman Sachs Group Inc/The	127,230
1,907	ICAP PLC	12,927
508	Schroders PLC	11,475
1,035	UBS AG †	17,569

		490,377

Commercial Banks — 3.2%
2,117	Australia & New Zealand Banking Group Ltd	48,454
1,200	Banco do Brasil SA	22,787
2,233	Banco Santander SA	28,362
2,627	Bank Leumi Le-Israel BM †	12,203
64,000	Bank of China Ltd	33,737
2,600	Bank of East Asia Ltd	10,941
811	BNP Paribas	57,679

2,060	Busan Bank	25,383
535	Canadian Imperial Bank of Commerce/Canada	38,816
4,000	Chiba Bank Ltd/The	23,335
355	Credicorp Ltd	40,435
600	Danske Bank A/S †	14,476
2,260	DnB NOR ASA	30,762
4,390	Itau Unibanco Holding SA, ADR	106,150
723	Laurentian Bank of Canada	30,771
8,300	Mizuho Financial Group Inc	12,130
1,900	Skandinaviska Enskilda Banken AB, A Shares	14,089
1,220	Standard Chartered PLC	34,995
378	State Bank of India	27,087
4,608	Sumitomo Trust & Banking Co Ltd/The	23,073
400	Svenska Handelsbanken AB, A Shares	13,109
2,452	Turkiye Halk Bankasi AS	22,714
1,046	United Overseas Bank Ltd	14,571
8,700	US Bancorp	188,094
11,935	Wells Fargo & Co	299,927

		1,174,080

Consumer Finance — 1.0%
5,330	American Express Co	224,020
1,075	Cash America International Inc	37,625
4,685	Ezcorp Inc, Class A †	93,887
200	ORIX Corp	15,285

		370,817

Diversified Financial Services — 1.8%
11,330	Bank of America Corp	148,536
24,755	Citigroup Inc †	96,544
4,103	IG Group Holdings PLC	32,047
10,440	JPMorgan Chase & Co	397,451

		674,578

Insurance — 2.8%
2,165	ACE Ltd	126,111
1,315	Aflac Inc	67,999
4,500	Allstate Corp/The	141,975
3,706	Amlin PLC	23,363
3,194	Aviva PLC	20,015
2,605	Axis Capital Holdings Ltd	85,809
345	Berkshire Hathaway Inc, Class B †	28,525
382	Hannover Rueckversicherung AG	17,570
1,470	LIG Insurance Co Ltd	28,620
6,114	Mapfre SA	18,603
2,680	MetLife Inc	103,046
1,820	Reinsurance Group of America Inc	87,888
1,760	RenaissanceRe Holdings Ltd	105,529
100	Swiss Life Holding AG †	11,387
249	Swiss Reinsurance Co Ltd	10,919

5,120	Unum Group	113,408
207	Zurich Financial Services AG	48,514

		1,039,281

Real Estate Investment Trusts (REITs) — 0.8%
4,770	Annaly Capital Management Inc	83,952
575	Digital Realty Trust Inc	35,477
18,425	Goodman Group	11,487
1,960	LaSalle Hotel Properties	45,844
958	Simon Property Group Inc	88,845
3,936	Stockland	14,609

		280,214

Real Estate Management & Development — 0.3%
969	Castellum AB	12,888
3,000	Cheung Kong Holdings Ltd	45,432
500	Daito Trust Construction Co Ltd	29,888
2,000	Wharf Holdings Ltd	12,837

		101,045

Thrifts & Mortgage Finance — 0.1%
766	Home Capital Group Inc	33,122

Total Financials		4,163,514

Health Care — 7.1%
Biotechnology — 0.8%
780	Amgen Inc †	42,986
9,625	BioMarin Pharmaceutical Inc †	215,119
415	Celgene Corp †	23,908
855	Gilead Sciences Inc †	30,446

		312,459

Health Care Equipment & Supplies — 0.2%
1,980	Covidien PLC	79,576

Health Care Providers & Services — 1.4%
3,920	AmerisourceBergen Corp	120,187
1,845	Catalyst Health Solutions Inc †	64,962
1,520	CIGNA Corp	54,386
2,275	Community Health Systems Inc †	70,457
815	Emergency Medical Services Corp, Class A †	43,399
1,330	Express Scripts Inc †	64,771
6,180	Health Management Associates Inc, Class A †	47,339
810	Medco Health Solutions Inc †	42,169
1,068	Ramsay Health Care Ltd	15,876

		523,546

Life Sciences Tools & Services — 0.8%
3,115	Bruker Corp †	43,704
1,100	Mettler-Toledo International Inc †	136,884

1,800	Parexel International Corp †	41,557
1,250	Thermo Fisher Scientific Inc †	59,850

		281,995

Pharmaceuticals — 3.9%
4,960	Abbott Laboratories	259,110
500	AstraZeneca PLC	25,397
190	Bayer AG	13,249
1,140	GlaxoSmithKline PLC, ADR	45,053
588	GlaxoSmithKline PLC	11,588
2,940	Johnson & Johnson	182,162
5,300	Merck & Co Inc	195,093
707	Novartis AG	40,543
650	Perrigo Co	41,743
11,677	Pfizer Inc	200,494
196	Roche Holding AG	26,768
402	Sanofi-Aventis SA	26,785
300	Takeda Pharmaceutical Co Ltd	13,782
4,080	Teva Pharmaceutical Industries Ltd, ADR	215,220
3,035	Warner Chilcott PLC, Class A	68,105
1,620	Watson Pharmaceuticals Inc †	68,542

		1,433,634

Total Health Care		2,631,210

Industrials — 7.2%
Aerospace & Defense — 1.4%
3,847	BAE Systems PLC	20,686
935	Boeing Co/The	62,215
2,225	Elbit Systems Ltd	117,992
348	MTU Aero Engines Holding AG	19,890
410	Precision Castparts Corp	52,213
3,235	United Technologies Corp	230,429

		503,425

Air Freight & Logistics — 0.2%
1,345	United Parcel Service Inc, Class B	89,698

Airlines — 0.1%
18,000	Air China Ltd †	24,962
5,000	Cathay Pacific Airways Ltd	13,533

		38,495

Building Products — 0.1%
4,000	Asahi Glass Co Ltd	40,776

Commercial Services & Supplies — 0.1%
985	Waste Connections Inc †	39,065

Construction & Engineering — 0.5%
5,310	Aecom Technology Corp †	128,820
2,645	Quanta Services Inc †	50,467

		179,287

Electrical Equipment — 0.9%
3,980	AMETEK Inc	190,125
2,540	Cooper Industries PLC	124,282
458	Legrand SA	15,491
900	Sumitomo Electric Industries Ltd	10,975

		340,873

Industrial Conglomerates — 1.4%
1,255	3M Co	108,821
1,802	Cookson Group PLC †	15,484
15,515	General Electric Co	252,119
741	Koninklijke Philips Electronics NV	23,290
185	Rheinmetall AG	12,232
137	Siemens AG	14,461
1,870	Tyco International Ltd	68,685

		495,092

Machinery — 1.3%
730	Caterpillar Inc	57,437
550	Cummins Inc	49,819
4,010	Eaton Corp	330,785
116	Schindler Holding AG	12,442
4,000	Weichai Power Co Ltd	42,532

		493,015

Marine — 0.0%#
2,000	Mitsui OSK Lines Ltd	12,578

Professional Services — 0.6%
3,315	IHS Inc, Class A †	225,420

Road & Rail — 0.3%
1,170	Union Pacific Corp	95,706

Trading Companies & Distributors — 0.2%
1,800	Mitsubishi Corp	42,714
862	Travis Perkins PLC †	11,422

		54,136

Transportation Infrastructure — 0.1%
1,039	Atlantia SpA	21,530
18,400	PLUS Expressways Bhd	24,855

		46,385

Total Industrials		2,653,951

Information Technology — 11.3%
Communications Equipment — 1.0%
7,375	Cisco Systems Inc †	161,512
875	Harris Corp	38,754
1,000	HTC Corp	22,694

8,840	Motorola Inc †	75,405
1,855	QUALCOMM Inc	83,698

		382,063

Computers & Peripherals — 1.8%
1,460	Apple Inc †	414,275
295	Compal Electronics Inc	353
3,900	EMC Corp/Massachusetts †	79,209
3,000	Fujitsu Ltd	21,059
2,675	Hewlett-Packard Co	112,537
9,000	Wistron Corp	16,420

		643,853

Electronic Equipment & Instruments — 0.4%
3,830	Corning Inc	70,012
400	Kyocera Corp	37,806
2,000	Nippon Electric Glass Co Ltd	27,264

		135,082

Information Technology Services — 1.2%
660	Alliance Data Systems Corp †	43,072
660	Cognizant Technology Solutions Corp, Class A †	42,550
975	International Business Machines Corp	130,787
680	Tata Consultancy Services Ltd	13,922
5,850	Teradata Corp †	225,576

		455,907

Internet Software & Services — 1.7%
1,540	Baidu Inc/China, ADR †	158,035
260	Google Inc, Class A †	136,706
7,030	Monster Worldwide Inc †	91,109
870	Open Text Corp †	40,925
1,600	Rackspace Hosting Inc †	40,794
1,035	Sina Corp/China †	52,350
1,970	Sohu.com Inc †	113,511

		633,430

Office Electronics — 0.0%#
300	Canon Inc	13,997

Semiconductors & Semiconductor Equipment — 2.5%
15,798	Advanced Semiconductor Engineering Inc	12,768
3,240	Applied Materials Inc	37,843
9,550	ARM Holdings PLC, ADR	179,158
395	ASML Holding NV	11,798
2,600	Cree Inc †	141,154
9,445	Intel Corp	181,627
6,250	Microchip Technology Inc	196,563
2,530	Netlogic Microsystems Inc †	69,777
44	Samsung Electronics Co Ltd	29,983

1,970	Taiwan Semiconductor Manufacturing Co Ltd, ADR	19,976
400	Tokyo Electron Ltd	20,053

		900,700

Software — 2.7%
2,745	BMC Software Inc †	111,118
1,360	Check Point Software Technologies Ltd †	50,225
1,100	Longtop Financial Technologies Ltd, ADR †	43,285
10,540	Microsoft Corp	258,124
2,755	Oracle Corp	73,972
241	SAP AG	11,921
4,725	Solera Holdings Inc	208,656
7,395	Synopsys Inc †	183,174
2,950	TIBCO Software Inc †	52,333

		992,808

Total Information Technology		4,157,840

Materials — 3.2%
Chemicals — 1.9%
2,850	Airgas Inc	193,658
441	BASF SE	27,808
1,440	Celanese Corp, Series A	46,224
1,200	Hitachi Chemical Co Ltd	22,396
133	Honam Petrochemical Corp	24,786
332	Lanxess AG	18,190
920	Lubrizol Corp	97,492
600	Nitto Denko Corp	23,467
940	PPG Industries Inc	68,432
1,790	Praxair Inc	161,565
63	Wacker Chemie AG	11,625

		695,643

Construction Materials — 0.1%
6,324	Adelaide Brighton Ltd	21,027
1,847	Cimsa Cimento Sanayi VE Tica	14,045

		35,072

Metals & Mining — 1.2%
750	Alamos Gold Inc	12,785
251	Barrick Gold Corp	11,600
1,085	BHP Billiton Ltd	40,805
1,309	Exxaro Resources Ltd	22,611
1,290	Freeport-McMoRan Copper & Gold Inc	110,153
300	Inmet Mining Corp	16,713
519	KGHM Polska Miedz SA	20,943
465	Newmont Mining Corp	29,207
55	POSCO	24,889
813	Rio Tinto Ltd	60,326
500	Teck Resources Ltd, Class B	20,566

1,400	Vale SA, ADR	43,778
1,496	Xstrata PLC	28,624

		443,000

Paper & Forest Products — 0.0%#
2,789	M-real OYJ, B Shares †	11,140

Total Materials		1,184,855

Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.1%
9,342	AT&T Inc	267,181
7,686	BT Group PLC	16,904
1,540	Koninklijke KPN NV	23,818
400	Nippon Telegraph & Telephone Corp	17,465
52,735	Qwest Communications International Inc	330,648
648	Tele2 AB, B Shares	13,603
1,269	Telefonica SA	31,425
2,050	TeliaSonera AB	16,606
2,350	tw telecom inc †	43,640

		761,290

Wireless Telecommunication Services — 0.3%
11,600	America Movil SAB de CV, Series L	31,003
680	Rogers Communications Inc, Series B	25,451
17,200	Total Access Communication PCL	23,661
14,804	Vodafone Group PLC	36,534

		116,649

Total Telecommunication Services		877,939

Utilities — 2.7%
Electric Utilities — 1.7%
689	Cia Energetica de Minas Gerais, ADR	11,293
3,140	Edison International	107,984
4,738	EDP - Energias de Portugal SA	16,238
6,574	Enel SpA	35,041
1,655	Exelon Corp	70,470
576	Fortum OYJ	15,069
5,540	ITC Holdings Corp	344,865

		600,960

Gas Utilities — 0.3%
5,330	Questar Corp	93,435
3,668	Snam Rete Gas SpA	18,576

		112,011

Independent Power Producers & Energy Traders — 0.2%
4,500	Electricity Generating PCL	13,789
3,360	International Power PLC	20,480
1,900	NRG Energy Inc †	39,558

		73,827

Multi-Utilities — 0.5%
3,973	Centrica PLC	20,190
2,530	CMS Energy Corp	45,591
6,960	NiSource Inc	121,104

		186,885

Water Utilities — 0.0%#
17,000	Sound Global Ltd †	11,117

Total Utilities		984,800

TOTAL COMMON STOCKS
(Cost $19,258,877)		24,106,758

PREFERRED STOCKS — 0.1%
Consumer Staples — 0.1%
Household Products — 0.1%
354	Henkel AG & Co KGaA	19,014

Health Care — 0.0%#
Health Care Equipment & Supplies — 0.0%#
209	Fresenius SE	16,879

TOTAL PREFERRED STOCKS
(Cost $26,142)		35,893

RIGHT — 0.0%#
(Cost $0)
Consumer Discretionary — 0.0%#
Auto Components — 0.0%#
224	Cie Generale des Etablissements Michelin, expires 10/10/2013 (exercise price 45 EUR) †	625

INVESTMENT COMPANY — 2.7%
(Cost $979,391)
979,391	State Street Institutional Liquid Reserves Fund	979,391

Principal
Amount

ASSET-BACKED SECURITIES — 4.4%
Auto Loans — 3.2%
$100,000	AmeriCredit Automobile Receivables Trust,
	Series 2009-1, Class C, 14.550% due 01/15/2016(d)	124,500
	CarMax Auto Owner Trust:
215,000	Series 2009-1, Class A3, 4.120% due 03/15/2013 (d)	220,011
150,000	Series 2009-2, Class B, 4.650% due 08/17/2015 (d)	155,875
70,000	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class B, 1.650% due 11/08/2013 (d),(g)	69,999

265,000	Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A4, 2.140% due 08/22/2016 (d)	272,417
350,000	Wachovia Auto Loan Owner Trust, Series 2007-1, Class C, 5.450% due 10/22/2012 (d)	357,645

		1,200,447

Credit Card — 1.2%
300,000	Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, 0.547% due 03/17/2014 (d),(h)	297,340
135,000	GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, 2.210% due 06/15/2016 (d)	138,312

		435,652

TOTAL ASSET-BACKED SECURITIES
(Cost $1,546,688)		1,636,099

CORPORATE BONDS AND NOTES — 12.2%
Chemicals — 0.4%
100,000	Lubrizol Corp, 8.875% due 02/01/2019 (d)	129,918

Consumer Discretionary — 0.6%
185,000	TJX Cos Inc, 6.950% due 04/15/2019 (d)	235,307

Consumer Staples — 1.4%
390,716	Procter & Gamble — ESOP, 9.360% due 01/01/2021 (d)	505,313

Financials — 7.8%
210,000	ACE INA Holdings Inc, 5.600% due 05/15/2015 (d)	238,207
150,000	Bank of America Corp, MTN, 7.625% due 06/01/2019 (d)	177,878
65,000	Capital One Financial Corp, 7.375% due 05/23/2014 (d)	75,878
150,000	Corp Andina de Fomento, SNAT, 8.125% due 06/04/2019 (d)	186,725
250,000	General Electric Capital Corp, MTN, 5.500% due 01/08/2020 (d)	273,477
440,000	ING USA Global Funding Trust, MTN, 4.500% due 10/01/2010 (d)	440,000
510,000	Landesbank Baden-Wuerttemberg/New York NY, MTN, 6.350% due 04/01/2012 (d)	550,306
70,000	MetLife Inc, 6.750% due 06/01/2016 (d)	83,563
170,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018 (d)	243,442

240,000	PNC Funding Corp, 5.625% due 02/01/2017 (d)	262,049
300,000	Sovereign Bank, 2.176% due 08/01/2013 (d),(h)	290,520
75,000	StanCorp Financial Group Inc, 6.900% due 06/01/2067 (d) (becomes variable June 2017)	68,437

		2,890,482

Healthcare — 0.4%
110,000	Pfizer Inc, 6.200% due 03/15/2019 (d)	135,438

Information Technology — 0.9%
250,000	Cisco Systems Inc, 4.950% due 02/15/2019 (d)	286,004
30,000	Oracle Corp, 5.750% due 04/15/2018 (d)	35,670

		321,674

Real Estate — Diversified — 0.2%
85,000	Liberty Property LP, 4.750% due 10/01/2020 (d)	85,602

Telecommunications Services — 0.5%
165,000	New Cingular Wireless Services Inc, 8.125% due 05/01/2012 (d)	183,308

TOTAL CORPORATE BONDS AND NOTES
(Cost $4,138,251)		4,487,042

MORTGAGE-BACKED SECURITIES — 6.7%
Commercial Mortgage-Backed Securities — 5.5%
	Asset Securitization Corp:
225,000	Series 1996-D3, Class A3, 7.872% due 10/13/2026 (d),(h)	236,301
165,000	Series 1997-D5, Class A5, 7.184% due 02/14/2043 (d),(h)	177,536
74,079	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046 (d)	74,044
195,441	GE Capital Commercial Mortgage Corp, Series 2005-C1, Class A2, 4.353% due 06/10/2048 (d)	197,983
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041 (d)	477,636
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042 (d)	362,304
500,000	Series 2005-C20, Class A6A, 5.110% due 07/15/2042 (d)	520,127

		2,045,931

Mortgage Pass-Through Securities — 1.2%
	Fannie Mae Pool:
395,100	#745873, 5.500% due 10/01/2036 (d)	421,175
4,365	#303105, 11.000% due 11/01/2020 (d)	5,093
14,034	#100081, 11.500% due 08/20/2016 (d)	15,694

		441,962

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,410,687)		2,487,893

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
Government Agency Debentures — 1.7%
400,000	Financing Corp Fico, 10.700% due 10/06/2017 (d)	612,349

Government Sponsored Enterprises (GSE) — 2.2%
150,000	Bank of America Corp, FDIC Guaranteed, MTN, 2.100% due 04/30/2012 (d)	153,696
250,000	Federal Home Loan Mortgage Corp, 4.875% due 06/13/2018 (d)	293,711
350,000	General Electric Capital Corp, FDIC Guaranteed, MTN, 2.625% due 12/28/2012 (d)	364,929

		812,336

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,303,836)		1,424,685

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Notes — 5.6%
600,000	2.625% due 08/15/2020 (d)	605,625
675,000	2.750% due 02/15/2019 (d)	700,260
55,000	3.000% due 02/28/2017 (d)	59,151
605,000	4.625% due 02/15/2017 (d)	711,158

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,993,891)		2,076,194

TOTAL INVESTMENTS
(Cost $31,657,763)(i)	101.0%	37,234,580
OTHER ASSETS AND LIABILITIES (Net)	(1.0)	(385,435)

NET ASSETS	100.0%	$36,849,145

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$25,122,667
Level 2 — Other Significant Observable Inputs	12,111,913
Level 3 — Significant Unobservable Inputs	— *

Total	$37,234,580

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock-
Consumer
Discretionary
Balance as of 6/30/2010	$— *
Transfers in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gains/(losses)	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 9/30/2010	$— *

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—

* Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (b) above).

(e)	Security value is determined based on Level 3 inputs established by ASC Topic 820 (see note (b) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security valued at fair value as of September 30, 2010, in accordance with guidelines approved by the Board of Trustees (see note (f) above). At September 30, 2010, these securities represent $69,999, 0.2% of net assets.

(h)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2010.

(i)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,834,769, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $257,952 and net appreciation for financial reporting purposes was $5,576,817. At September 30, 2010, aggregate cost for financial reporting purposes was $31,657,763.

ABBREVIATIONS:
ADR	— American Depositary Receipt
ESOP	— Employee Stock Ownership Plan
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
MTN	— Medium Term Note
SNAT	— Supra-National

At September 30, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	49.1%	$18,093,422
Switzerland	1.8	674,539
United Kingdom	1.8	660,999
Japan	1.5	551,033
China	1.4	496,912
Netherlands	1.2	422,632
Israel	1.1	395,640
Brazil	0.9	344,139
Canada	0.8	301,292
Australia	0.6	225,045

France	0.6		224,528
Bermuda	0.5		191,338
South Korea	0.5		172,574
Germany	0.4		158,726
Hong Kong	0.4		157,084
Ireland	0.4		147,682
Italy	0.3		100,288
Sweden	0.3		91,303
Spain	0.2		90,008
Taiwan	0.2		72,211
Thailand	0.2		66,127
Denmark	0.2		55,277
India	0.1		52,278
Mexico	0.1		50,838
South Africa	0.1		48,588
Norway	0.1		43,279
Finland	0.1		42,444
Peru	0.1		40,435
Turkey	0.1		36,759
Malaysia	0.1		24,855
Russian Federation	0.1		22,731
Poland	0.1		20,943
Portugal	0.0	#	16,238
Singapore	0.0	#	14,571

TOTAL COMMON STOCKS	65.4		24,106,758
PREFERRED STOCKS:
Germany	0.1		35,893
RIGHT:
France	0.0	#	625
INVESTMENT COMPANY	2.7		979,391
ASSET-BACKED SECURITIES	4.4		1,636,099
CORPORATE BONDS AND NOTES	12.2		4,487,042
MORTGAGE-BACKED SECURITIES	6.7		2,487,893
U.S. GOVERNMENT AGENCY OBLIGATIONS	3.9		1,424,685
U.S. TREASURY OBLIGATIONS	5.6		2,076,194

TOTAL INVESTMENTS	101.0		37,234,580
OTHER ASSETS AND LIABILITIES (Net)	(1.0)		(385,435)

NET ASSETS	100.0%		$36,849,145

#	Amount represents less than 0.05% of net assets.

Munder Bond Fund

Portfolio of Investments, September 30, 2010 (Unaudited) (a),(b)

Principal
Amount		Value(c),(d),(g)

ASSET-BACKED SECURITIES — 10.2%
Auto Loans — 7.7%
	AmeriCredit Automobile Receivables Trust:
$720,000	Series 2009-1, Class C, 14.550% due 01/15/2016	$896,400
750,000	Series 2010-1, Class C, 5.190% due 08/17/2015	788,997
850,000	CarMax Auto Owner Trust, Series 2009-2, Class B, 4.650% due 08/17/2015	883,293
3,750,000	Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.280% due 03/08/2013	3,870,502
	Ford Credit Auto Owner Trust:
2,235,000	Series 2007-A, Class C, 5.800% due 02/15/2013 (h)	2,354,846
1,467,000	Series 2007-B, Class B, 5.690% due 11/15/2012	1,544,851
	Wachovia Auto Loan Owner Trust:
41,812	Series 2006-1, Class A4, 144A, 5.080% due 04/20/2012 (k),(l),(m)	41,912
1,250,000	Series 2007-1, Class C, 5.450% due 10/22/2012	1,277,303
525,000	World Omni Auto Receivables Trust, Series 2007-BA, Class B, 144A, 5.980% due 04/15/2015 (k),(l),(m)	548,550

		12,206,654

Credit Card — 0.4%
600,000	Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, 0.547% due 03/17/2014 (i)	594,680

Home Equity Loans — 1.2%
16,974	Contimortgage Home Equity Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	16,756
	Countrywide Asset-Backed Certificates:
228,887	Series 2003-BC6, Class M5, 3.556% due 04/25/2033 (i)	34,478
600,000	Series 2007-BC2, Class 2A2, 0.436% due 06/25/2037 (i)	524,972
25,750	FHLMC Structured Pass Through Securities, Series T-7, Class A6, 7.030% due 08/25/2028 (f),(i),(j)	25,750

1

150,000	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.776% due 01/25/2036 (i)	128,205
1,282,915	Quest Trust, Series 2004-X3, Class M1, 144A, 1.056% due 09/25/2034 (i),(k),(l),(m)	1,234,117

		1,964,278

Time Share Receivables — 0.8%
	Marriott Vacation Club Owner Trust:
1,030,591	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (k),(l),(m)	1,035,116
186,390	Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (k),(l),(m)	163,105

		1,198,221

Utilities — 0.0%†
35,000	GE Equipment Midticket LLC, Series 2009-1, Class B, 5.670% due 11/16/2020	37,175

Other — 0.1%
1,090,883	ELM BV, 144A, YNK, 16.291% due 06/20/2013 (f),(i),(j),(k),(l),(n)	210,213

TOTAL ASSET-BACKED SECURITIES
(Cost $16,709,570)		16,211,221

CORPORATE BONDS AND NOTES — 35.6%
Chemicals — 0.9%
1,130,000	Lubrizol Corp, 8.875% due 02/01/2019	1,468,070

Financials — 22.5%
1,325,000	ACE INA Holdings Inc, 5.900% due 06/15/2019	1,541,839
1,810,000	Axis Specialty Finance LLC, YNK, 5.875% due 06/01/2020	1,847,431
1,975,000	Bank of America Corp, MTN, 7.625% due 06/01/2019	2,342,058
600,000	Bear Stearns Cos LLC/The,
	7.250% due 02/01/2018	730,881
815,000	Capital One Financial Corp, 7.375% due 05/23/2014	951,392
1,000,000	Citigroup Inc, MTN, 5.500% due 10/15/2014	1,085,069
2,195,000	Corp Andina de Fomento, SNAT, 8.125% due 06/04/2019	2,732,404
1,225,000	Fidelity National Financial Inc, 6.600% due 05/15/2017	1,264,073
1,035,000	Fifth Third Bancorp, 4.500% due 06/01/2018	1,023,922

2

	General Electric Capital Corp:
675,000	5.500% due 01/08/2020, MTN	738,388
1,385,000	Series A, 6.875% due 01/10/2039, MTN	1,590,527
2,205,000	Goldman Sachs Group Inc/The, 6.150% due 04/01/2018	2,445,810
4,420,000	Landesbank Baden-Wuerttemberg/New York NY, MTN, 6.350% due 04/01/2012 (h)	4,769,317
1,000,000	MetLife Inc, Series A, 6.817% due 08/15/2018	1,206,463
2,050,000	Morgan Stanley, MTN, 6.000% due 04/28/2015	2,253,840
1,750,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018	2,506,026
1,405,000	PNC Funding Corp, 5.625% due 02/01/2017	1,534,082
1,050,000	Prudential Financial Inc, 5.375% due 06/21/2020	1,134,998
1,750,000	Sovereign Bank, 2.110% due 04/01/2014 (h),(i)	1,685,255
1,000,000	StanCorp Financial Group Inc, 6.900% due 06/01/2067 (i)	912,500
1,000,000	UBS Preferred Funding Trust II, 7.247% due 06/29/2049 (i) (becomes variable June 2011)	1,018,755
525,000	Wells Fargo Bank NA, 4.750% due 02/09/2015	562,258

		35,877,288

Health Care Products — 0.3%
360,000	Wyeth, 5.450% due 04/01/2017	419,364

Industrial Conglomerates — 2.0%
1,275,000	Anadarko Petroleum Corp, 7.950% due 06/15/2039	1,434,149
900,000	Frontier Communications Corp, 6.250% due 01/15/2013	942,750
835,000	L-3 Communications Corp, 5.875% due 01/15/2015	853,788

		3,230,687

Industrials — 7.1%
2,000,000	AT&T Inc, 5.500% due 02/01/2018	2,319,712
815,000	Barrick North America Finance LLC, 6.800% due 09/15/2018	1,018,014
1,547,000	Coca-Cola Enterprises Inc, 8.500% due 02/01/2022	2,203,770

3

1,200,000	Comcast Corp, 6.400% due 05/15/2038	1,327,156
920,000	Freeport-McMoRan Copper & Gold Inc, 8.250% due 04/01/2015	984,400
970,000	Kansas City Southern Railway, 8.000% due 06/01/2015	1,043,962
885,000	Levi Strauss & Co, 8.875% due 04/01/2016	935,887
1,250,000	Motors Liquidation Co, 7.200% due 01/15/2011 (o)	403,125
1,020,000	Westlake Chemical Corp, 6.625% due 01/15/2016	1,027,650

		11,263,676

Information Technology — 0.3%
350,000	Oracle Corp, 5.750% due 04/15/2018	416,156

Real Estate — Diversified — 0.7%
1,040,000	Liberty Property LP, 4.750% due 10/01/2020	1,047,362

Retail — 1.5%
900,000	Staples Inc, 9.750% due 01/15/2014	1,114,421
1,100,000	Wal-Mart Stores Inc, 5.625% due 04/01/2040	1,246,158

		2,360,579

Utilities — 0.3%
600,000	Ameren Energy Generating Co, Series F, 7.950% due 06/01/2032	565,330

TOTAL CORPORATE BONDS AND NOTES
(Cost $53,903,455)		56,648,512

MORTGAGE-BACKED SECURITIES — 42.6%
Collateralized Mortgage Obligations (CMO) — Agency — 1.3%
	Fannie Mae REMICS:
174,601	Series 1990-5, Class J, 8.200% due 01/25/2020	200,385
63,276	Series 2003-63, Class GU, 4.000% due 07/25/2033	65,465
1,821,849	FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A, 144A, 3.250% due 04/25/2038 (k),(l),(m)	1,858,745

		2,124,595

4

Collateralized Mortgage Obligations (CMO) — Non Agency — 2.3%
	Countrywide Alternative Loan Trust:
1,181,026	Series 2003-20CB, Class 1A2, 5.500% due 10/25/2033	1,209,360
694,953	Series 2005-3CB, Class 1A10, 5.250% due 03/25/2035	630,275
753,759	GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.000% due 12/25/2034	765,998
127,869	JP Morgan Mortgage Trust, Series 2005-A3, Class 6A1, 2.972% due 06/25/2035 (i)	123,890
604,405	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	609,819
309,784	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A6, 5.500% due 10/25/2035	309,688

		3,649,030

Commercial Mortgage-Backed Securities — 11.1%
1,606,000	Asset Securitization Corp, Series 1997-D5, Class A5, 7.184% due 02/14/2043 (i)	1,728,016
2,388,738	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A2, 4.254% due 07/11/2042 (h)	2,404,669
2,000,000	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.778% due 11/18/2035	2,123,069
2,000,000	GE Capital Commercial Mortgage Corp, Series 2003-C2, Class A4, 5.145% due 07/10/2037 (h)	2,165,992
675,000	GS Mortgage Securities Corp II, Series 2005-GG4, Class A4A, 4.751% due 07/10/2039	725,808
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031	2,119,216
3,000,000	Morgan Stanley Capital I, Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040 (h)	3,114,352
2,990,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.828% due 05/15/2043 (h),(i)	3,202,416

		17,583,538

Mortgage Pass-Through Securities — 27.9%
	Fannie Mae:
3,750,000	4.500% due 10/25/2040 (p),(q)	3,904,687
4,900,000	5.000% due 10/25/2040 (p),(q)	5,157,250
1,325,000	5.500% due 10/25/2040 (p),(q)	1,408,434
1,500,000	6.500% due 10/25/2040 (p),(q)	1,635,468

5

	Fannie Mae Pool:
80,086	#070225, 7.500% due 08/01/2018	88,180
5,833	#081585, 11.500% due 07/01/2012	5,860
123,580	#100081, 11.500% due 08/20/2016	138,192
208,238	#250550, 6.500% due 05/01/2026	229,230
136,326	#251518, 6.000% due 02/01/2013	147,242
168,502	#251760, 6.000% due 06/01/2013	181,994
110,245	#254186, 5.500% due 01/01/2012	112,227
157,212	#254664, 5.500% due 02/01/2013	162,081
1,439,122	#257043, 6.000% due 01/01/2038 (h)	1,548,514
40,576	#257077, 5.500% due 02/01/2023	43,701
62,961	#303105, 11.000% due 11/01/2020	73,476
2,138,984	#726182, 5.000% due 07/01/2033 (h)	2,271,126
1,122,878	#735060, 6.000% due 11/01/2034 (h)	1,225,776
795,907	#745275, 5.000% due 02/01/2036 (h)	841,345
362,384	#767413, 5.500% due 01/01/2034	388,678
629,818	#776836, 6.500% due 08/01/2034 (h)	698,426
2,666,677	#780620, 5.500% due 05/01/2034 (h)	2,865,169
302,386	#788520, 5.500% due 07/01/2034	324,327
290,178	#788908, 6.000% due 08/01/2034	316,769
600,507	#888029, 6.000% due 12/01/2036	648,592
3,023,857	#899928, 6.000% due 12/01/2037	3,253,709
219,591	#906281, 5.428% due 01/01/2037 (i)	233,130
431,397	#928206, 6.000% due 04/01/2037 (h)	464,189
782,089	#938199, 6.500% due 07/01/2037 (h)	854,331

6

330,801	#956918, 5.500% due 11/01/2037	351,942
6,244,937	#963774, 5.500% due 06/01/2038	6,644,047
2,147,325	#964258, 5.000% due 07/01/2023 (h)	2,278,297
94,037	#964571, 5.500% due 07/01/2023	101,279
912,702	#965712, 5.500% due 01/01/2023	982,988
361,199	#995597, 5.500% due 03/01/2024	389,014
1,198,919	#AA4534, 4.500% due 04/01/2024	1,262,022
	Freddie Mac Gold Pool:
17,214	#A00813, 9.000% due 10/01/2020	19,280
70,866	#A01048, 8.500% due 02/01/2020	78,135
1,301,058	#A63820, 6.000% due 08/01/2037 (h)	1,397,313
466,787	#C01501, 5.500% due 03/01/2033 (h)	500,956
83,374	#C30261, 7.500% due 08/01/2029	95,005
15,006	#F70013, 7.000% due 12/01/2011	15,432
60,758	#G00479, 9.000% due 04/01/2025	70,778
	Ginnie Mae I Pool:
118,036	#627907, 5.000% due 02/15/2034	126,465
55,295	#780077, 8.000% due 03/15/2025	64,440
777,044	#781008, 6.000% due 03/15/2029	852,688

		44,452,184

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $64,930,408)		67,809,347

MUNICIPAL BONDS AND NOTES — 1.7%
Municipal — 1.7%
1,000,000	City of New York NY, GO, 5.676% due 10/01/2034	999,410
1,650,000	Commonwealth of Pennsylvania, GO, 5.350% due 05/01/2030	1,744,974

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $2,611,432)		2,744,384

7

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
Government Sponsored Enterprises (GSE) — 1.5%
2,000,000	Federal Home Loan Mortgage Corp, 4.875% due 06/13/2018	2,349,692
10,000	JPMorgan Chase & Co, FDIC Guaranteed, 3.125% due 12/01/2011	10,309

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,018,149)		2,360,001

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bill — 1.3%
2,100,000	0.147% due 11/18/2010 (e),(r)	2,099,645

U.S. Treasury Bonds — 0.8%
850,000	3.875% due 08/15/2040	878,687
390,000	4.375% due 05/15/2040	438,021

		1,316,708

U.S. Treasury Notes — 2.1%
13,000	0.875% due 02/29/2012	13,099
870,000	1.250% due 08/31/2015	869,729
2,000,000	2.375% due 03/31/2016	2,097,032
315,000	2.625% due 08/15/2020	317,953

		3,297,813

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,577,759)		6,714,166

INVESTMENT COMPANY — 8.0%
(Cost $12,764,875)
12,764,875	State Street Institutional Liquid Reserves Fund (e)	12,764,875

TOTAL INVESTMENTS
(Cost $159,515,648)(s)	103.8%	165,252,506
OTHER ASSETS AND LIABILITIES (Net)	(3.8)	(6,033,881)

NET ASSETS	100.0%	$159,218,625

†	Amount represents less than 0.05% of the net assets.

(a)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(b)	At September 30, 2010, a substantial portion of the Fund’s assets were invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

8

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$14,864,520	$(38,316)
Level 2 — Other Significant Observable Inputs	150,152,023	—
Level 3 — Significant Unobservable Inputs	235,963	—

Total	$165,252,506	$(38,316)

* Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Asset Backed
	Securities–	Asset Backed
	Home Equity	Securities–
	Loans	Other	Total

Balance as of 6/30/2010	$31,131	$288,757	$319,888
Transfers in and/or out of Level 3	—	—	—
Net purchases/(sales)	(5,381)	—	(5,381)
Accrued discounts/(premiums)	—	—	—
Realized gains/(losses)	(2,867)	—	(2,867)
Change in unrealized appreciation/(depreciation)	2,867	(78,544)	(75,677)

Balance as of 9/30/2010	$25,750	$210,213	$235,963

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—	$(78,544)	$(78,544)

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(f)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (c) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any,

9

are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality, and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts and/or securities purchased on a when-issued or delayed delivery basis.

(i)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2010.

(j)	Security valued at fair value as of September 30, 2010, in accordance with guidelines approved by the Board of Trustees (see note (g) above). At September 30, 2010, these securities represent $235,963, 0.1% of net assets.

(k)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(l)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(m)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(n)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2010, securities subject to restrictions on resale that have not been deemed to be liquid represent $210,213, 0.1% of net assets.

Security	Acquisition Date	Cost

ELM BV, 144A, YNK, 16.271% due 06/20/2013	06/13/2006	$643,201

(o)	Issuer in default with respect to the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Principal Amount	Acquisition Cost	Market Value

Motors Liquidation Co, 7.200% due 01/15/2011	1,250,000	$1,245,190	$403,125

(p)	Security purchased on a when-issued or delayed delivery basis and may be settled after the customary settlement period.

(q)	Security subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security with a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparts to meet the terms of their commitments.

10

Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same.

(r)	Rate represents annualized yield at date of purchase.

(s)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,084,662, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,347,804 and net appreciation for financial reporting purposes was $5,736,858. At September 30, 2010, aggregate cost for financial reporting purposes was $159,515,648.

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2010 is as follows:

Liability Derivatives
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

Interest Rate Contracts
U.S. Treasury Bond Futures, December 2010	50	$6,724,254	$6,685,938	Net Assets- Unrealized Depreciation	$(38,316	)*

* Includes cumulative appreciation/(depreciation) of futures contracts.

ABBREVIATIONS:
FDIC	— Federal Deposit Insurance Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation Bonds
MTN	— Medium Term Note
REMIC	— Real Estate Mortgage Investment Conduit
SNAT	— Supranational
YNK	— Yankee Security

11

Munder Energy Fund (a)

Portfolio of Investments, September 30, 2010 (Unaudited) (b),(c)

Shares		Value(d),(e),(f)

COMMON STOCKS — 89.0%
Consumer Discretionary — 0.3%
Auto Parts & Equipment — 0.3%
3,300	Fuel Systems Solutions Inc †	$129,063

Energy — 85.4%
Coal & Consumable Fuels — 4.6%
5,600	Alpha Natural Resources Inc †	230,440
4,000	Arch Coal Inc	106,840
46,100	Cloud Peak Energy Inc †	841,325
24,600	International Coal Group Inc †	130,872
11,500	Patriot Coal Corp †	131,215
16,300	Peabody Energy Corp	798,863
700	Yanzhou Coal Mining Co Ltd, ADR	17,059

		2,256,614

Integrated Oil & Gas — 28.1%
4,900	BP PLC, ADR	201,733
29,025	Chevron Corp	2,352,476
40,744	ConocoPhillips	2,339,928
5,900	ENI SpA, ADR	254,762
36,283	Exxon Mobil Corp	2,241,927
22,900	Hess Corp	1,353,848
3,000	Lukoil OAO, ADR	170,100
43,300	Marathon Oil Corp	1,433,230
19,100	Murphy Oil Corp	1,182,672
28,800	Occidental Petroleum Corp	2,255,040
7,175	Provident Energy Trust	50,906

		13,836,622

Oil & Gas Drilling — 1.9%
2,400	Helmerich & Payne Inc	97,104
11,500	Nabors Industries Ltd †	207,690
6,400	Noble Corp	216,256
15,400	Parker Drilling Co †	66,990
15,200	Pioneer Drilling Co †	96,976
1,600	Rowan Cos Inc †	48,576
14,386	Seahawk Drilling Inc †	121,706
1,167	Transocean Ltd †	75,026

		930,324

Oil & Gas Equipment & Services — 24.7%
11,200	Acergy SA, ADR	206,640
18,050	Baker Hughes Inc	768,930
4,000	Bristow Group Inc †	144,320
19,600	Cal Dive International Inc †	107,212

1

25,900	Cameron International Corp †	1,112,664
1,800	Dawson Geophysical Co †	47,970
38,100	Flint Energy Services Ltd †	569,149
3,800	FMC Technologies Inc †	259,502
24,300	Geokinetics Inc †	150,660
4,200	Gulf Island Fabrication Inc	76,440
65,623	Halliburton Co	2,170,143
15,100	Matrix Service Co †	132,125
41,900	National Oilwell Varco Inc	1,863,293
6,100	Newpark Resources Inc †	51,240
16,400	Oil States International Inc †	763,420
3,600	Petroleum Geo-Services ASA, ADR †	41,040
5,200	PHI Inc †	84,136
46,473	Schlumberger Ltd	2,863,202
23,200	Tesco Corp †	279,096
11,100	Tetra Technologies Inc †	113,220
4,000	Total Energy Services Inc	34,328
33,500	Willbros Group Inc †	307,195

		12,145,925

Oil & Gas Exploration & Production — 19.8%
30,000	Anadarko Petroleum Corp	1,711,500
21,136	Apache Corp	2,066,255
33,000	Avenir Diversified Income Trust	179,289
5,600	Bill Barrett Corp †	201,600
240,700	BMB Munai Inc †	137,199
1,700	Calvalley Petroleums Inc, Class A †	5,899
21,600	Chesapeake Energy Corp	489,240
17,300	China North East Petroleum Holdings Ltd †	105,184
6,200	Comstock Resources Inc †	139,438
31,948	Denbury Resources Inc †	507,654
22,000	Devon Energy Corp	1,424,280
13,900	Endeavour International Corp †	17,931
17,400	Energy Partners Ltd †	208,974
8,300	EOG Resources Inc	771,651
8,833	Equal Energy Ltd †	40,864
8,700	Freehold Royalty Trust	151,271
27,800	Galleon Energy Inc, Class A †	95,107
5,200	Gran Tierra Energy Inc †	40,144
10,206	NAL Oil & Gas Trust	114,370
4,100	Noble Energy Inc	307,869
5,700	NuVista Energy Ltd	57,781
889	Pace Oil and Gas Ltd †	6,722
38,500	Pan Orient Energy Corp †	279,517
3,839	Pengrowth Energy Trust	42,311
37,900	ProspEx Resources Ltd †	49,360

2

2,800	Whiting Petroleum Corp †	267,428
19,293	Zargon Energy Trust	352,333

		9,771,171

Oil & Gas Refining & Marketing — 3.4%
77,700	China Integrated Energy Inc †	520,590
17,200	CVR Energy Inc †	141,900
22,400	Green Plains Renewable Energy Inc †	271,264
8,283	Keyera Facilities Income Fund	253,505
18,200	World Fuel Services Corp	473,382

		1,660,641

Oil & Gas Storage & Transportation — 2.9%
47,900	Crosstex Energy Inc †	378,410
2,800	Overseas Shipholding Group Inc	96,096
300	Spectra Energy Corp	6,765
2,400	Teekay Tankers Ltd, Class A	31,224
14,300	Tsakos Energy Navigation Ltd	190,476
38,800	Williams Cos Inc/The	741,468

		1,444,439

Total Energy		42,045,736

Industrials — 0.3%
Electrical Components & Equipment — 0.3%
90,800	China BAK Battery Inc †	165,256

Information Technology — 1.1%
Semiconductors — 1.1%
45,500	JA Solar Holdings Co Ltd, ADR †	424,515
4,700	Trina Solar Ltd, ADR †	141,846

Total Information Technology		566,361

Materials — 0.2%
Specialty Chemicals — 0.2%
3,000	OM Group Inc †	90,360

Utilities — 1.7%
Electric Utilities — 0.2%
3,100	IDACORP Inc	111,352

Independent Power Producers & Energy Traders — 1.5%
56,700	Calpine Corp †	705,915

Total Utilities		817,267

TOTAL COMMON STOCKS
(Cost $29,868,673)		43,814,043

TRUST/PARTNERSHIP INTERESTS — 9.7%
Energy — 9.7%
Oil & Gas Exploration & Production — 2.6%
15,100	BreitBurn Energy Partners LP	275,877
5,900	Encore Energy Partners LP	111,746

3

17,300	EV Energy Partner LP	606,711
9,800	Pioneer Southwest Energy Partners LP	269,206

		1,263,540

Oil & Gas Refining & Marketing — 0.7%
10,800	Calumet Specialty Products Partners LP	212,976
2,200	Crosstex Energy LP †	27,940
1,800	NuStar Energy LP	111,114

		352,030

Oil & Gas Storage & Transportation — 6.4%
28,000	Atlas Pipeline Partners LP †	491,120
3,650	DCP Midstream Partners LP	122,275
5,200	Enbridge Energy Partners LP	290,784
5,100	Genesis Energy LP	119,952
11,000	Global Partners LP/MA	274,670
8,300	MarkWest Energy Partners LP	298,136
4,600	Martin Midstream Partners LP	150,098
2,500	Plains All American Pipeline LP	157,275
9,700	Regency Energy Partners LP	237,456
6,100	Sunoco Logistics Partners LP	479,765
7,100	Targa Resources Partners LP	197,238
7,800	Williams Partners LP	330,720

		3,149,489

TOTAL TRUST/PARTNERSHIP INTERESTS
(Cost $3,454,003)		4,765,059

INVESTMENT COMPANIES — 1.7%
4,400	Energy Select Sector SPDR Fund	246,664
272,238	State Street Institutional Liquid Reserves Fund	272,238
3,565	Vanguard Energy ETF	294,932

TOTAL INVESTMENT COMPANIES
(Cost $772,047)		813,834

TOTAL INVESTMENTS
(Cost $34,094,723)(g)	100.4%	49,392,936
OTHER ASSETS AND LIABILITIES (Net)	(0.4)	(173,319)

NET ASSETS	100.0%	$49,219,617

†	Non-income producing security.

(a)	On August 17, 2010, the Board of Trustees approved the reorganization of the Fund with and into the Munder Growth Opportunities Fund, a separate series of Munder Series Trust, subject to approval by shareholders.

(b)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government

4

regulation. As of September 30, 2010, more than 25% of the Fund’s net assets were invested in issuers in each of the oil, gas & consumable fuels industry and the energy equipment & services industry. When the fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would of a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$49,392,936 *
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$49,392,936

*	Security value transferred from Level 2 to Level 1 during the period ended September 30, 2010 as the lack of a readily available quoted price caused it to be fair valued at a value of $96,886 using other significant observable inputs on June 30, 2010 (see note (e) below).

(e)	As of September 30, 2010, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines

5

approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $17,086,228, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,788,015 and net appreciation for financial reporting purposes was $15,298,213. At September 30, 2010, aggregate cost for financial reporting purposes was $34,094,723.

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	77.6%	$38,210,678
Canada	5.3	2,601,952
China	2.6	1,269,266
United Kingdom	0.8	408,373
Switzerland	0.6	291,283
Italy	0.5	254,762
Bermuda	0.5	238,914
Greece	0.4	190,476
Russian Federation	0.3	170,100
Kazakhstan	0.3	137,199
Norway	0.1	41,040

TOTAL COMMON STOCKS	89.0	43,814,043
TRUST/PARTNERSHIP INTERESTS	9.7	4,765,059
INVESTMENT COMPANIES	1.7	813,834

TOTAL INVESTMENTS	100.4	49,392,936
OTHER ASSETS AND LIABILITIES (Net)	(0.4)	(173,319)

NET ASSETS	100.0%	$49,219,617

6

Munder Growth Opportunities Fund (a)

Portfolio of Investments, September 30, 2010 (Unaudited) (b),(c)

Shares		Value(d),(e),(g)

COMMON STOCKS — 97.9%
Consumer Discretionary — 16.9%
Auto Components — 1.0%
100,000	Fuel Systems Solutions Inc †	$3,911,000

Automobiles — 1.5%
455,000	Ford Motor Co †	5,569,200

Hotels, Restaurants & Leisure — 1.9%
66,900	Ctrip.com International Ltd, ADR †	3,194,475
81,000	Home Inns & Hotels Management Inc, ADR †	4,004,640

		7,199,115

Internet & Catalog Retail — 10.2%
73,100	Amazon.com Inc †	11,481,086
268,045	Expedia Inc	7,561,549
14,622	NetFlix Inc †	2,371,104
39,666	priceline.com Inc †	13,817,254
130,850	Shutterfly Inc †	3,400,792

		38,631,785

Media — 1.5%
137,000	DIRECTV, Class A †	5,703,310

Specialty Retail — 0.8%
253,862	Sally Beauty Holdings Inc †	2,843,254

Total Consumer Discretionary		63,857,664

Consumer Staples — 7.4%
Beverages — 4.2%
48,000	Cia de Bebidas das Americas, ADR	5,941,440
120,000	Dr Pepper Snapple Group Inc	4,262,400
85,000	PepsiCo Inc/NC	5,647,400

		15,851,240

Food & Staples Retailing — 0.7%
52,000	Wal-Mart Stores Inc	2,783,040

Food Products — 0.8%
63,043	TreeHouse Foods Inc †	2,906,282

Tobacco — 1.7%
117,500	Philip Morris International Inc	6,582,350

Total Consumer Staples		28,122,912

Energy — 8.1%
Energy Equipment & Services — 1.3%
76,000	Schlumberger Ltd	4,682,360

1

Oil, Gas & Consumable Fuels — 6.8%
45,000	Chevron Corp	3,647,250
269,000	China Integrated Energy Inc †	1,802,300
100,000	ConocoPhillips	5,743,000
178,000	Exxon Mobil Corp	10,998,620
45,000	Occidental Petroleum Corp	3,523,500

		25,714,670

Total Energy		30,397,030

Financials — 2.8%
Capital Markets — 1.0%
236,700	TD Ameritrade Holding Corp †	3,822,705

Consumer Finance — 0.5%
43,000	American Express Co	1,807,290

Real Estate Investment Trusts (REITs) — 1.3%
81,500	Digital Realty Trust Inc	5,028,550

Total Financials		10,658,545

Health Care — 9.8%
Biotechnology — 1.2%
33,000	Celgene Corp †	1,901,130
70,000	Gilead Sciences Inc †	2,492,700

		4,393,830

Health Care Equipment & Supplies — 1.0%
13,600	Intuitive Surgical Inc †	3,858,864

Health Care Technology — 0.7%
81,000	athenahealth Inc †	2,674,620

Life Sciences Tools & Services — 2.4%
87,000	Illumina Inc †	4,280,400
105,000	Life Technologies Corp †	4,902,450

		9,182,850

Pharmaceuticals — 4.5%
147,000	Abbott Laboratories	7,679,280
176,500	Teva Pharmaceutical Industries Ltd, ADR	9,310,375

		16,989,655

Total Health Care		37,099,819

Industrials — 11.8%
Aerospace & Defense — 2.9%
55,000	Boeing Co/The	3,659,700
101,000	United Technologies Corp	7,194,230

		10,853,930

Air Freight & Logistics — 1.1%
60,000	United Parcel Service Inc, Class B	4,001,400

2

Commercial Services & Supplies — 0.8%
80,000	EnerNOC Inc †	2,512,800
845,570	Intermap Technologies Corp †	575,274

		3,088,074

Construction & Engineering — 1.4%
268,000	Quanta Services Inc †	5,113,440

Industrial Conglomerates — 1.0%
42,900	3M Co	3,719,859

Machinery — 1.2%
59,000	Caterpillar Inc	4,642,120

Professional Services — 3.4%
194,454	51job Inc, ADR †	7,286,191
106,000	FTI Consulting Inc †	3,677,140
280,000	Seek Ltd	2,024,342

		12,987,673

Total Industrials		44,406,496

Information Technology — 34.3%
Communications Equipment — 3.4%
352,020	Cisco Systems Inc †	7,709,238
113,590	QUALCOMM Inc	5,125,181

		12,834,419

Computers & Peripherals — 7.2%
72,780	Apple Inc †	20,651,325
94,700	EMC Corp/Massachusetts †	1,923,357
108,690	Hewlett-Packard Co	4,572,588

		27,147,270

Internet Software & Services — 15.0%
75,500	Baidu Inc/China, ADR †	7,747,810
19,588	Google Inc, Class A †	10,299,175
5,786	Mainstream Data Services Inc †,(f),(i),(j),(k)	0
372,920	Monster Worldwide Inc †	4,833,043
4,404,559	Move Inc †	9,822,167
79,500	Sina Corp/China †	4,021,110
141,950	Sohu.com Inc †	8,179,159
349,655	TechTarget Inc †	1,835,689
1,855,814	TheStreet.com Inc (h)	5,214,837
346,120	Yahoo! Inc †	4,904,520

		56,857,510

Semiconductors & Semiconductor Equipment — 1.7%
260,000	Applied Materials Inc	3,036,800
171,030	Intel Corp	3,288,907

		6,325,707

3

Software — 7.0%
97,890	BMC Software Inc †	3,962,587
78,780	Check Point Software Technologies Ltd †	2,909,345
293,140	Microsoft Corp	7,178,999
162,775	Oracle Corp	4,370,509
60,040	Red Hat Inc †	2,461,640
229,670	Synopsys Inc †	5,688,926

		26,572,006

Total Information Technology		129,736,912

Materials — 2.8%
Chemicals — 0.6%
25,000	Praxair Inc	2,256,500

Metals & Mining — 2.2%
76,000	Freeport-McMoRan Copper & Gold Inc	6,489,640
29,000	Newmont Mining Corp	1,821,490

		8,311,130

Total Materials		10,567,630

Telecommunication Services — 1.8%
Diversified Telecommunication Services — 1.8%
1,080,000	Qwest Communications International Inc	6,771,600

Utilities — 2.2%
Electric Utilities — 2.2%
135,000	ITC Holdings Corp	8,403,750

TOTAL COMMON STOCKS
(Cost $384,085,889)		370,022,358

INVESTMENT COMPANY — 2.7%
(Cost $10,216,083)
10,216,083	State Street Institutional Liquid Reserves Fund	10,216,083

TOTAL INVESTMENTS
(Cost $394,301,972)(l)	100.6%	380,238,441
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(2,111,532)

NET ASSETS	100.0%	$378,126,909

†	Non-income producing security.

(a)	At a meeting held on August 17, 2010, the Board of Trustees of Munder Series Trust (“MST”) approved the reorganization of the Munder Energy Fund, a separate series of MST, with and into the Fund, subject to approval by shareholders, and the Board of Trustees of Munder Series Trust II (“MST II”) approved the reorganization of the Munder Healthcare Fund, a series of MST II, with and into the Fund, subject to approval by shareholders.

(b)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses. The value of stocks of these

4

companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$380,238,441
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	— *

Total	$380,238,441

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock -
Information
Technology
Balance as of 6/30/2010	$— *
Transfers in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gains/(losses)	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 9/30/2010	$— *

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—

* Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(e)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (d) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange.

5

Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At September 30, 2010, the Fund held the following security of a company that could be deemed to be an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/10	Cost	Shares	Cost	Shares	9/30/10

TheStreet.com Inc	$5,065,171	$286,076	97,074	$—	—	$5,214,837

(i)	Security valued at fair value as of September 30, 2010 in accordance with guidelines approved by the Board of Trustees (see note (g) above). At September 30, 2010, these securities represent $0, 0.0% of net assets.

(j)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(k)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2010, securities subject to restrictions on resale that have not been deemed to be liquid represent $0, 0.0% of net assets.

Security	Acquisition Date	Cost

Mainstream Data Services Inc	08/29/00	$213,440

(l)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $41,802,753, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $55,866,284 and net depreciation for financial reporting purposes was $14,063,531. At September 30, 2010, aggregate cost for financial reporting purposes was $394,301,972.

ABBREVIATION:
ADR	— American Depositary Receipt

6

At September 30, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	82.8%	$313,025,897
China	9.6	36,235,685
Israel	3.2	12,219,720
Brazil	1.6	5,941,440
Australia	0.5	2,024,342
Canada	0.2	575,274

TOTAL COMMON STOCKS	97.9	370,022,358
INVESTMENT COMPANY	2.7	10,216,083

TOTAL INVESTMENTS	100.6	380,238,441
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(2,111,532)

NET ASSETS	100.0%	$378,126,909

7

Munder Index 500 Fund

Portfolio of Investments, September 30, 2010 (Unaudited) (a)

Shares		Value(b),(c),(d)

COMMON STOCKS — 97.1%
Consumer Discretionary — 10.1%
Auto Components — 0.2%
6,649	Goodyear Tire & Rubber Co/The †	$71,477
18,335	Johnson Controls Inc	559,217

		630,694

Automobiles — 0.5%
94,137	Ford Motor Co †	1,152,237
6,445	Harley-Davidson Inc	183,296

		1,335,533

Distributors — 0.1%
4,328	Genuine Parts Co	192,986

Diversified Consumer Services — 0.1%
3,551	Apollo Group Inc, Class A †	182,344
1,812	DeVry Inc	89,168
8,444	H&R Block Inc	109,350

		380,862

Hotels, Restaurants & Leisure — 1.7%
11,799	Carnival Corp	450,840
3,789	Darden Restaurants Inc	162,094
8,414	International Game Technology	121,582
7,845	Marriott International Inc/DE, Class A	281,086
29,132	McDonald’s Corp	2,170,625
20,308	Starbucks Corp	519,479
5,164	Starwood Hotels & Resorts Worldwide Inc	271,368
4,905	Wyndham Worldwide Corp	134,740
2,062	Wynn Resorts Ltd	178,920
12,740	Yum! Brands Inc	586,805

		4,877,539

Household Durables — 0.4%
7,667	DR Horton Inc	85,257
4,151	Fortune Brands Inc	204,354
1,962	Harman International Industries Inc †	65,550
4,008	Leggett & Platt Inc	91,222
4,353	Lennar Corp, Class A	66,949
7,582	Newell Rubbermaid Inc	135,035
9,288	Pulte Group Inc †	81,363
4,534	Stanley Black & Decker Inc	277,844
2,120	Whirlpool Corp	171,635

		1,179,209

1

Internet & Catalog Retail — 0.7%
9,683	Amazon.com Inc †	1,520,812
5,651	Expedia Inc	159,415
1,324	priceline.com Inc †	461,202

		2,141,429

Leisure Equipment & Products — 0.2%
7,353	Eastman Kodak Co †	30,882
3,827	Hasbro Inc	170,340
9,941	Mattel Inc	233,216

		434,438

Media — 3.0%
18,533	CBS Corp, Class B	293,933
76,905	Comcast Corp, Class A	1,390,442
23,724	DIRECTV, Class A †	987,630
7,748	Discovery Communications Inc, Class A †	337,425
6,529	Gannett Co Inc	79,850
13,336	Interpublic Group of Cos Inc/The †	133,760
8,460	McGraw-Hill Cos Inc/The	279,688
994	Meredith Corp	33,110
3,570	New York Times Co/The, Class A †	27,632
62,418	News Corp, Class A	815,179
8,248	Omnicom Group Inc	325,631
2,447	Scripps Networks Interactive Inc, Class A	116,428
9,648	Time Warner Cable Inc	520,896
30,779	Time Warner Inc	943,376
16,554	Viacom Inc, Class B	599,089
52,350	Walt Disney Co/The	1,733,309
163	Washington Post Co/The, Class B	65,104

		8,682,482

Multiline Retail — 0.8%
2,067	Big Lots Inc †	68,728
3,630	Family Dollar Stores Inc	160,301
6,471	JC Penney Co Inc	175,882
8,392	Kohl’s Corp †	442,091
11,504	Macy’s Inc	265,627
4,699	Nordstrom Inc	174,803
1,211	Sears Holdings Corp †	87,361
19,746	Target Corp	1,055,226

		2,430,019

Specialty Retail — 1.9%
2,416	Abercrombie & Fitch Co, Class A	94,997
1,722	AutoNation Inc †	40,036
784	AutoZone Inc †	179,465
7,175	Bed Bath & Beyond Inc †	311,467
9,429	Best Buy Co Inc	384,986
6,081	CarMax Inc †	169,417

2

4,115	GameStop Corp, Class A †	81,107
12,235	Gap Inc/The	228,060
45,581	Home Depot Inc	1,444,006
38,409	Lowe’s Cos Inc	856,137
7,356	Ltd Brands Inc	196,994
3,798	O’Reilly Automotive Inc †	202,054
8,431	Office Depot Inc †	38,783
3,432	RadioShack Corp	73,204
3,297	Ross Stores Inc	180,082
19,894	Staples Inc	416,182
3,456	Tiffany & Co	162,397
10,966	TJX Cos Inc	489,413
3,550	Urban Outfitters Inc †	111,612

		5,660,399

Textiles, Apparel & Luxury Goods — 0.5%
8,140	Coach Inc	349,694
10,590	NIKE Inc, Class B	848,683
1,784	Polo Ralph Lauren Corp	160,310
2,400	VF Corp	194,448

		1,553,135

Total Consumer Discretionary		29,498,725

Consumer Staples — 11.0%
Beverages — 2.6%
2,840	Brown-Forman Corp, Class B	175,058
63,212	Coca-Cola Co/The	3,699,166
9,079	Coca-Cola Enterprises Inc	281,449
4,849	Constellation Brands Inc, Class A †	85,779
6,537	Dr Pepper Snapple Group Inc	232,194
4,300	Molson Coors Brewing Co, Class B	203,046
43,545	PepsiCo Inc/NC	2,893,130

		7,569,822

Food & Staples Retailing — 2.4%
12,019	Costco Wholesale Corp	775,105
37,092	CVS Caremark Corp	1,167,285
17,613	Kroger Co/The	381,498
10,591	Safeway Inc	224,106
5,806	SUPERVALU Inc	66,943
16,124	Sysco Corp	459,856
54,744	Wal-Mart Stores Inc (e)	2,929,899
26,668	Walgreen Co	893,378
3,999	Whole Foods Market Inc †	148,403

		7,046,473

Food Products — 1.8%
17,526	Archer-Daniels-Midland Co	559,430
5,297	Campbell Soup Co	189,368
12,144	ConAgra Foods Inc	266,439

3

4,984	Dean Foods Co †	50,887
17,578	General Mills Inc	642,300
4,227	Hershey Co/The	201,163
8,713	HJ Heinz Co	412,735
1,895	Hormel Foods Corp	84,517
3,246	JM Smucker Co/The	196,480
7,134	Kellogg Co	360,338
47,736	Kraft Foods Inc, Class A	1,473,133
3,739	McCormick & Co Inc/MD	157,188
5,574	Mead Johnson Nutrition Co	317,216
18,023	Sara Lee Corp	242,049
8,161	Tyson Foods Inc, Class A	130,739

		5,283,982

Household Products — 2.3%
3,838	Clorox Co	256,225
13,302	Colgate-Palmolive Co	1,022,392
11,203	Kimberly-Clark Corp	728,755
77,692	Procter & Gamble Co/The	4,659,189

		6,666,561

Personal Products — 0.2%
11,676	Avon Products Inc	374,916
3,124	Estee Lauder Cos Inc/The, Class A	197,531

		572,447

Tobacco — 1.7%
57,040	Altria Group Inc	1,370,101
4,166	Lorillard Inc	334,571
50,167	Philip Morris International Inc	2,810,355
4,607	Reynolds American Inc	273,610

		4,788,637

Total Consumer Staples		31,927,922

Energy — 10.6%
Energy Equipment & Services — 1.8%
11,799	Baker Hughes Inc	502,637
6,655	Cameron International Corp †	285,899
1,894	Diamond Offshore Drilling Inc	128,356
3,314	FMC Technologies Inc †	226,313
24,931	Halliburton Co	824,468
2,881	Helmerich & Payne Inc	116,565
7,808	Nabors Industries Ltd †	141,013
11,420	National Oilwell Varco Inc	507,848
3,137	Rowan Cos Inc †	95,239
37,398	Schlumberger Ltd	2,304,091

		5,132,429

Oil, Gas & Consumable Fuels — 8.8%
13,484	Anadarko Petroleum Corp	769,262
9,970	Apache Corp	974,667

4

2,850	Cabot Oil & Gas Corp	85,813
17,741	Chesapeake Energy Corp	401,834
55,032	Chevron Corp	4,460,344
40,565	ConocoPhillips	2,329,648
6,151	Consol Energy Inc	227,341
10,928	Denbury Resources Inc †	173,646
11,906	Devon Energy Corp	770,794
19,181	El Paso Corp	237,461
6,899	EOG Resources Inc	641,400
4,060	EQT Corp	146,404
139,335	Exxon Mobil Corp (e)	8,609,510
7,964	Hess Corp	470,832
19,338	Marathon Oil Corp	640,088
2,906	Massey Energy Co	90,144
5,219	Murphy Oil Corp	323,160
4,759	Noble Energy Inc	357,353
22,232	Occidental Petroleum Corp	1,740,766
7,326	Peabody Energy Corp	359,047
3,159	Pioneer Natural Resources Co	205,430
4,793	QEP Resources Inc	144,461
4,380	Range Resources Corp	167,009
9,435	Southwestern Energy Co †	315,506
17,661	Spectra Energy Corp	398,256
3,402	Sunoco Inc	124,173
3,906	Tesoro Corp	52,184
15,412	Valero Energy Corp	269,864
15,924	Williams Cos Inc/The	304,308

		25,790,705

Total Energy		30,923,134

Financials — 15.2%
Capital Markets — 2.3%
6,871	Ameriprise Financial Inc	325,204
33,229	Bank of New York Mellon Corp/The	868,274
27,122	Charles Schwab Corp/The	376,996
5,397	E*Trade Financial Corp †	78,472
2,510	Federated Investors Inc, Class B	57,128
4,027	Franklin Resources Inc	430,486
14,112	Goldman Sachs Group Inc/The	2,040,313
12,733	Invesco Ltd	270,321
5,026	Janus Capital Group Inc	55,035
4,227	Legg Mason Inc	128,120
38,098	Morgan Stanley	940,259
6,591	Northern Trust Corp	317,950
13,674	State Street Corp	514,963
7,074	T Rowe Price Group Inc	354,160

		6,757,681

5

Commercial Banks — 2.7%
18,863	BB&T Corp	454,221
4,826	Comerica Inc (f)	179,286
21,663	Fifth Third Bancorp	260,606
6,368	First Horizon National Corp †	72,656
19,530	Huntington Bancshares Inc/OH	110,735
23,962	KeyCorp	190,738
2,347	M&T Bank Corp	192,008
14,370	Marshall & Ilsley Corp	101,165
14,338	PNC Financial Services Group Inc	744,286
34,376	Regions Financial Corp	249,913
13,624	SunTrust Banks Inc	351,908
52,474	US Bancorp	1,134,488
143,244	Wells Fargo & Co	3,599,722
4,884	Zions Bancorporation	104,322

		7,746,054

Consumer Finance — 0.7%
28,651	American Express Co	1,204,201
12,443	Capital One Financial Corp	492,121
14,822	Discover Financial Services	247,231
13,294	SLM Corp †	153,546

		2,097,099

Diversified Financial Services — 4.0%
274,637	Bank of America Corp (e)	3,600,491
650,290	Citigroup Inc †,(e)	2,536,131
1,839	CME Group Inc	478,968
2,015	IntercontinentalExchange Inc †	211,011
108,443	JPMorgan Chase & Co	4,128,425
5,394	Leucadia National Corp †	127,406
5,579	Moody’s Corp	139,363
3,939	NASDAQ OMX Group Inc/The †	76,535
7,113	NYSE Euronext	203,218

		11,501,548

Insurance — 4.0%
9,275	ACE Ltd	540,269
12,886	Aflac Inc	666,335
14,661	Allstate Corp/The	462,554
3,698	American International Group Inc †	144,592
7,343	AON Corp	287,185
2,916	Assurant Inc	118,681
47,348	Berkshire Hathaway Inc, Class B †	3,914,733
8,609	Chubb Corp	490,627
4,442	Cincinnati Financial Corp	128,152
13,393	Genworth Financial Inc, Class A †	163,662
12,104	Hartford Financial Services Group Inc	277,787
8,669	Lincoln National Corp	207,362
8,700	Loews Corp	329,730

6

14,751	Marsh & McLennan Cos Inc	355,794
24,817	MetLife Inc	954,214
8,714	Principal Financial Group Inc	225,867
18,273	Progressive Corp/The	381,357
12,782	Prudential Financial Inc	692,529
2,249	Torchmark Corp	119,512
12,810	Travelers Cos Inc/The	667,401
9,071	Unum Group	200,923
9,361	XL Group PLC	202,759

		11,532,025

Real Estate Investment Trusts (REITs) — 1.4%
3,203	Apartment Investment & Management Co, Class A	68,480
2,331	AvalonBay Communities Inc	242,261
3,789	Boston Properties Inc	314,942
7,711	Equity Residential	366,812
8,451	HCP Inc	304,067
3,629	Health Care REIT Inc	171,797
17,940	Host Hotels & Resorts Inc	259,771
11,108	Kimco Realty Corp	174,951
4,423	Plum Creek Timber Co Inc	156,132
13,050	ProLogis	153,729
3,817	Public Storage	370,402
7,977	Simon Property Group Inc	739,787
4,275	Ventas Inc	220,462
4,440	Vornado Realty Trust	379,753
14,660	Weyerhaeuser Co	231,041

		4,154,387

Real Estate Management & Development — 0.0%#
7,926	CB Richard Ellis Group Inc, Class A †	144,887

Thrifts & Mortgage Finance — 0.1%
14,413	Hudson City Bancorp Inc	176,703
10,151	People’s United Financial Inc	132,877

		309,580

Total Financials		44,243,261

Health Care — 11.3%
Biotechnology — 1.4%
26,234	Amgen Inc †	1,445,756
6,593	Biogen Idec Inc †	369,999
12,561	Celgene Corp †	723,639
2,049	Cephalon Inc †	127,940
6,975	Genzyme Corp †	493,760
22,954	Gilead Sciences Inc †	817,392

		3,978,486

Health Care Equipment & Supplies — 1.6%
15,994	Baxter International Inc	763,074
6,359	Becton Dickinson and Co	471,202

7

41,328	Boston Scientific Corp †	253,341
6,084	CareFusion Corp †	151,127
2,591	CR Bard Inc	210,985
3,988	DENTSPLY International Inc	127,496
4,521	Hospira Inc †	257,742
1,067	Intuitive Surgical Inc †	302,751
29,557	Medtronic Inc	992,524
8,906	St Jude Medical Inc †	350,362
9,343	Stryker Corp	467,617
3,367	Varian Medical Systems Inc †	203,703
5,527	Zimmer Holdings Inc †	289,228

		4,841,152

Health Care Providers & Services — 2.0%
11,424	Aetna Inc	361,113
7,700	AmerisourceBergen Corp	236,082
9,611	Cardinal Health Inc	317,547
7,541	CIGNA Corp	269,817
4,061	Coventry Health Care Inc †	87,433
2,831	DaVita Inc †	195,424
14,846	Express Scripts Inc †	723,000
4,638	Humana Inc †	233,013
2,834	Laboratory Corp of America Holdings †	222,270
7,156	McKesson Corp	442,098
11,819	Medco Health Solutions Inc †	615,297
2,728	Patterson Cos Inc	78,157
4,025	Quest Diagnostics Inc/DE	203,142
13,290	Tenet Healthcare Corp †	62,729
30,772	UnitedHealth Group Inc	1,080,405
10,895	WellPoint Inc †	617,093

		5,744,620

Health Care Technology — 0.1%
1,925	Cerner Corp †	161,681

Life Sciences Tools & Services — 0.3%
4,977	Life Technologies Corp †	232,376
3,325	PerkinElmer Inc	76,940
11,186	Thermo Fisher Scientific Inc †	535,586
2,519	Waters Corp †	178,295

		1,023,197

Pharmaceuticals — 5.9%
42,261	Abbott Laboratories	2,207,715
8,381	Allergan Inc/United States	557,588
46,871	Bristol-Myers Squibb Co	1,270,673
27,775	Eli Lilly & Co	1,014,621
7,782	Forest Laboratories Inc †	240,697
75,392	Johnson & Johnson (e)	4,671,288
7,045	King Pharmaceuticals Inc †	70,168
84,236	Merck & Co Inc	3,100,727

8

8,467	Mylan Inc/PA †	159,264
219,850	Pfizer Inc (e)	3,774,825
2,919	Watson Pharmaceuticals Inc †	123,503

		17,191,069

Total Health Care		32,940,205

Industrials — 10.5%
Aerospace & Defense — 2.7%
20,026	Boeing Co/The	1,332,530
10,411	General Dynamics Corp	653,915
3,411	Goodrich Corp	251,493
21,136	Honeywell International Inc	928,716
5,001	ITT Corp	234,197
3,154	L-3 Communications Holdings Inc	227,940
8,136	Lockheed Martin Corp	579,934
8,053	Northrop Grumman Corp	488,253
3,875	Precision Castparts Corp	493,481
10,239	Raytheon Co	468,025
4,289	Rockwell Collins Inc	249,834
25,431	United Technologies Corp	1,811,450

		7,719,768

Air Freight & Logistics — 1.1%
4,521	CH Robinson Worldwide Inc	316,108
5,802	Expeditors International of Washington Inc	268,226
8,609	FedEx Corp	736,070
27,116	United Parcel Service Inc, Class B	1,808,366

		3,128,770

Airlines — 0.1%
20,290	Southwest Airlines Co	265,190

Building Products — 0.0% #
9,776	Masco Corp	107,634

Commercial Services & Supplies — 0.5%
3,010	Avery Dennison Corp	111,731
3,583	Cintas Corp	98,712
5,515	Iron Mountain Inc	123,205
5,657	Pitney Bowes Inc	120,947
8,386	Republic Services Inc	255,689
5,622	RR Donnelley & Sons Co	95,349
2,388	Stericycle Inc †	165,918
13,165	Waste Management Inc	470,517

		1,442,068

Construction & Engineering — 0.2%
4,871	Fluor Corp	241,261
3,407	Jacobs Engineering Group Inc †	131,851
5,748	Quanta Services Inc †	109,672

		482,784

9

Electrical Equipment — 0.5%
20,528	Emerson Electric Co	1,081,004
3,886	Rockwell Automation Inc	239,883
2,577	Roper Industries Inc	167,969

		1,488,856

Industrial Conglomerates — 2.4%
19,519	3M Co	1,692,492
292,630	General Electric Co (e)	4,755,238
7,505	Textron Inc	154,303
13,622	Tyco International Ltd	500,336

		7,102,369

Machinery — 2.0%
17,256	Caterpillar Inc	1,357,702
5,467	Cummins Inc	495,201
14,647	Danaher Corp	594,815
11,579	Deere & Co	807,982
5,090	Dover Corp	265,749
4,568	Eaton Corp	376,814
1,531	Flowserve Corp	167,522
13,781	Illinois Tool Works Inc	647,983
9,945	PACCAR Inc	478,852
3,186	Pall Corp	132,665
4,389	Parker Hannifin Corp	307,493
1,631	Snap-On Inc	75,858

		5,708,636

Professional Services — 0.1%
1,373	Dun & Bradstreet Corp	101,794
3,450	Equifax Inc	107,640
4,089	Robert Half International Inc	106,314

		315,748

Road & Rail — 0.8%
10,391	CSX Corp	574,830
10,086	Norfolk Southern Corp	600,218
1,434	Ryder System Inc	61,332
13,618	Union Pacific Corp	1,113,953

		2,350,333

Trading Companies & Distributors — 0.1%
4,035	Fastenal Co	214,622
1,631	WW Grainger Inc	194,268

		408,890

Total Industrials		30,521,046

Information Technology — 18.3%
Communications Equipment — 2.3%
156,320	Cisco Systems Inc †	3,423,408
3,532	Harris Corp	156,432

10

6,337	JDS Uniphase Corp †	78,516
14,340	Juniper Networks Inc †	435,219
63,881	Motorola Inc †	544,905
43,935	QUALCOMM Inc	1,982,347
10,439	Tellabs Inc	77,771

		6,698,598

Computers & Peripherals — 4.3%
25,005	Apple Inc †	7,095,169
46,309	Dell Inc †	600,165
56,027	EMC Corp/Massachusetts †	1,137,908
62,070	Hewlett-Packard Co	2,611,285
2,149	Lexmark International Inc, Class A †	95,888
9,773	NetApp Inc †	486,598
2,990	QLogic Corp †	52,743
6,379	SanDisk Corp †	233,790
6,276	Western Digital Corp †	178,176

		12,491,722

Electronic Equipment & Instruments — 0.5%
9,486	Agilent Technologies Inc †	316,548
4,730	Amphenol Corp, Class A	231,675
42,540	Corning Inc	777,631
4,327	FLIR Systems Inc †	111,204
5,468	Jabil Circuit Inc	78,794
3,970	Molex Inc	83,092

		1,598,944

Information Technology Services — 3.1%
13,467	Automatic Data Processing Inc	566,018
8,235	Cognizant Technology Solutions Corp, Class A †	530,910
4,225	Computer Sciences Corp	194,350
7,216	Fidelity National Information Services Inc	195,770
4,159	Fiserv Inc †	223,837
34,522	International Business Machines Corp (e)	4,630,781
2,638	Mastercard Inc, Class A	590,912
8,767	Paychex Inc	241,005
8,258	SAIC Inc †	131,963
4,579	Teradata Corp †	176,566
4,538	Total System Services Inc	69,159
13,602	Visa Inc, Class A	1,010,085
18,068	Western Union Co/The	319,262

		8,880,618

Internet Software & Services — 1.8%
4,970	Akamai Technologies Inc †	249,395
31,605	eBay Inc †	771,162
6,804	Google Inc, Class A †	3,577,475
3,858	Monster Worldwide Inc †	50,000

11

4,766	VeriSign Inc †	151,273
36,903	Yahoo! Inc †	522,915

		5,322,220

Office Electronics — 0.1%
37,587	Xerox Corp	389,026

Semiconductors & Semiconductor Equipment — 2.4%
15,416	Advanced Micro Devices Inc †	109,608
8,409	Altera Corp	253,615
8,121	Analog Devices Inc	254,837
36,612	Applied Materials Inc	427,628
12,265	Broadcom Corp, Class A	434,058
1,475	First Solar Inc †	217,341
152,402	Intel Corp	2,930,691
4,593	KLA-Tencor Corp	161,811
6,143	Linear Technology Corp	188,774
17,567	LSI Corp †	80,106
6,198	MEMC Electronic Materials Inc †	73,880
5,089	Microchip Technology Inc	160,049
23,401	Micron Technology Inc †	168,721
6,556	National Semiconductor Corp	83,720
2,515	Novellus Systems Inc †	66,849
15,711	NVIDIA Corp †	183,505
4,963	Teradyne Inc †	55,288
32,713	Texas Instruments Inc	887,831
7,084	Xilinx Inc	188,505

		6,926,817

Software — 3.8%
14,348	Adobe Systems Inc †	375,200
6,220	Autodesk Inc †	198,853
4,889	BMC Software Inc †	197,907
10,644	CA Inc	224,801
5,062	Citrix Systems Inc †	345,431
6,581	Compuware Corp †	56,136
9,253	Electronic Arts Inc †	152,027
7,737	Intuit Inc †	338,958
4,162	McAfee Inc †	196,696
208,434	Microsoft Corp (e)	5,104,549
9,535	Novell Inc †	56,924
105,931	Oracle Corp	2,844,247
5,171	Red Hat Inc †	212,011
3,199	Salesforce.com Inc †	357,648
21,774	Symantec Corp †	330,312

		10,991,700

Total Information Technology		53,299,645

12

Materials — 3.4%
Chemicals — 2.0%
5,787	Air Products & Chemicals Inc	479,279
2,038	Airgas Inc	138,482
1,945	CF Industries Holdings Inc	185,748
31,746	Dow Chemical Co/The	871,745
1,973	Eastman Chemical Co	146,002
6,360	Ecolab Inc	322,706
24,812	EI du Pont de Nemours & Co	1,107,112
1,981	FMC Corp	135,520
2,167	International Flavors & Fragrances Inc	105,143
14,792	Monsanto Co	708,981
4,533	PPG Industries Inc	330,002
8,338	Praxair Inc	752,588
2,471	Sherwin-Williams Co/The	185,671
3,308	Sigma-Aldrich Corp	199,737

		5,668,716

Construction Materials — 0.0%#
3,604	Vulcan Materials Co	133,060

Containers & Packaging — 0.2%
2,506	Ball Corp	147,478
2,972	Bemis Co Inc	94,361
4,476	Owens-Illinois Inc †	125,596
3,622	Pactiv Corp †	119,454
4,346	Sealed Air Corp	97,698

		584,587

Metals & Mining — 1.1%
3,010	AK Steel Holding Corp	41,568
27,828	Alcoa Inc	336,997
2,685	Allegheny Technologies Inc	124,718
3,691	Cliffs Natural Resources Inc	235,929
12,857	Freeport-McMoRan Copper & Gold Inc	1,097,859
13,476	Newmont Mining Corp	846,428
8,589	Nucor Corp	328,100
2,591	Titanium Metals Corp †	51,716
3,908	United States Steel Corp	171,327

		3,234,642

Paper & Forest Products — 0.1%
11,899	International Paper Co	258,803
4,656	MeadWestvaco Corp	113,513

		372,316

Total Materials		9,993,321

Telecommunication Services — 3.2%
Diversified Telecommunication Services — 2.8%
161,735	AT&T Inc	4,625,621
8,187	CenturyLink Inc	323,059

13

27,006	Frontier Communications Corp	220,639
47,605	Qwest Communications International Inc	298,483
77,371	Verizon Communications Inc	2,521,521
13,224	Windstream Corp	162,523

		8,151,846

Wireless Telecommunication Services — 0.4%
10,995	American Tower Corp, Class A †	563,604
7,376	MetroPCS Communications Inc †	77,153
81,250	Sprint Nextel Corp †	376,187

		1,016,944

Total Telecommunication Services		9,168,790

Utilities — 3.5%
Electric Utilities — 1.9%
4,622	Allegheny Energy Inc	113,332
13,052	American Electric Power Co Inc	472,874
36,094	Duke Energy Corp	639,225
8,880	Edison International	305,383
5,159	Entergy Corp	394,818
18,004	Exelon Corp	766,610
8,308	FirstEnergy Corp	320,190
11,382	NextEra Energy Inc	619,067
4,796	Northeast Utilities	141,818
6,083	Pepco Holdings Inc	113,144
2,955	Pinnacle West Capital Corp	121,953
13,212	PPL Corp	359,763
8,008	Progress Energy Inc	355,715
22,737	Southern Co	846,726

		5,570,618

Gas Utilities — 0.1%
1,233	Nicor Inc	56,496
3,000	Oneok Inc	135,120

		191,616

Independent Power Producers & Energy Traders — 0.2%
18,210	AES Corp/The †	206,684
5,527	Constellation Energy Group Inc	178,190
6,929	NRG Energy Inc †	144,262

		529,136

Multi-Utilities — 1.3%
6,547	Ameren Corp	185,935
11,753	CenterPoint Energy Inc	184,757
6,266	CMS Energy Corp	112,913
7,685	Consolidated Edison Inc	370,571
16,125	Dominion Resources Inc/VA	704,017
4,590	DTE Energy Co	210,819
2,099	Integrys Energy Group Inc	109,274
7,561	NiSource Inc	131,561

14

10,695	PG&E Corp	485,767
13,790	Public Service Enterprise Group Inc	456,173
3,084	SCANA Corp	124,347
6,746	Sempra Energy	362,935
5,830	TECO Energy Inc	100,976
3,199	Wisconsin Energy Corp	184,902
12,525	Xcel Energy Inc	287,699

		4,012,646

Total Utilities		10,304,016

TOTAL COMMON STOCKS
(Cost $144,468,852)		282,820,065

INVESTMENT COMPANY — 2.2%
(Cost $6,272,441)
6,272,441	State Street Institutional Liquid Reserves Fund	6,272,441

Principal
Amount

U.S. TREASURY BILL — 1.2%
(Cost $3,497,950)
$3,500,000	0.190% due 01/20/2011 (e),(g)	3,498,544

TOTAL INVESTMENTS
(Cost $154,239,243)(h)	100.5%	292,591,050
OTHER ASSETS AND LIABILITIES (Net)	(0.5)	(1,412,918)

NET ASSETS	100.0%	$291,178,132

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$292,591,050	$269,875
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$292,591,050	$269,875

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	As of September 30, 2010, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(f)	The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At September 30, 2010, the Fund held the following security of a company that could be deemed to be an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/10	Cost	Shares	Proceeds	Shares	9/30/10

Comerica Inc	$189,122	$—	—	$11,281	309	$179,286

(g)	Rate represents annualized yield at date of purchase.

(h)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $149,152,835, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $10,801,028 and net appreciation for financial reporting purposes was $138,351,807. At September 30, 2010, aggregate cost for financial reporting purposes was $154,239,243.

16

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2010 is as follows:

Asset Derivatives
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

S&P 500® Index Futures, December 2010 (Equity Contracts)	170	$9,392,075	$9,661,950	Net Assets- Unrealized Appreciation	$269,875	*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

17

Munder International Equity Fund

Portfolio of Investments, September 30, 2010 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(f)

COMMON STOCKS — 95.8%
Australia — 7.6%
75,750	Adelaide Brighton Ltd	$251,863
31,184	AMP Ltd	154,020
13,000	Ansell Ltd	167,745
1,025	BHP Billiton Ltd, ADR	78,228
22,803	BlueScope Steel Ltd	48,488
48,725	Boral Ltd	217,109
81,500	Caltex Australia Ltd	944,498
32,875	Coca-Cola Amatil Ltd	380,668
5,425	Commonwealth Bank of Australia	268,312
20,475	Iress Market Technology Ltd	169,205
118,150	Metcash Ltd	499,045
13,825	OneSteel Ltd	39,152
146,772	Qantas Airways Ltd †	395,796
23,792	QBE Insurance Group Ltd	396,914
77,777	Sigma Pharmaceuticals Ltd	36,084
4,042	Sims Metal Management Ltd	68,916
42,075	Suncorp-Metway Ltd	366,008
34,325	TABCORP Holdings Ltd	232,238
35,728	Wesfarmers Ltd	1,135,787
575	Westpac Banking Corp, ADR	64,572

		5,914,648

Austria — 0.7%
2,375	Erste Group Bank AG	95,092
2,075	Vienna Insurance Group	111,537
9,700	Voestalpine AG	357,300

		563,929

Belgium — 0.2%
2,375	Delhaize Group SA	172,247

Finland — 2.2%
20,700	Fortum OYJ	541,528
28,700	Huhtamaki OYJ	368,560
6,000	Kesko OYJ, B Shares	281,538
30,250	UPM-Kymmene OYJ, ADR	518,183

		1,709,809

France — 9.2%
7,895	AXA SA	138,034
18,775	AXA SA, ADR	326,309
5,885	BNP Paribas	418,546
9,200	BNP Paribas, ADR	326,048
6,825	Cap Gemini SA	342,394

1

8,150	Casino Guichard Perrachon SA	746,181
18,125	CNP Assurances	336,659
10,140	Credit Agricole SA	158,485
14,950	France Telecom SA, ADR	321,874
3,925	GDF Suez	140,511
8,609	GDF Suez, ADR	309,063
600	Lafarge SA	34,354
1,600	Plastic Omnium SA	85,067
3,925	PPR	635,402
2,300	Sanofi-Aventis SA	153,246
9,416	Sanofi-Aventis SA, ADR	313,082
1,075	SCOR SE	25,690
14,850	Sequana	201,430
9,185	Total SA, ADR	473,946
25,912	Vinci SA	1,298,883
13,500	Vivendi SA	368,998

		7,154,202

Germany — 5.6%
1,194	Allianz SE	134,938
44,225	Allianz SE, ADR	499,742
2,800	BASF SE	176,560
1,400	Deutsche Bank AG	76,619
7,150	Deutsche Bank AG, GRS	392,750
37,163	Deutsche Telekom AG	508,398
18,350	E.ON AG	541,088
14,825	E.ON AG, ADR	437,782
5,325	Muenchener Rueckversicherungs AG	737,546
3,675	RWE AG	248,243
750	Salzgitter AG	48,581
1,200	Stada Arzneimittel AG	34,452
4,700	Volkswagen AG	517,900

		4,354,599

Greece — 1.1%
8,375	Hellenic Petroleum SA	63,137
52,000	Public Power Corp SA	810,262

		873,399

Hong Kong — 2.5%
202,350	Champion REIT	104,320
80,175	China Pharmaceutical Group Ltd	41,333
234,800	Dah Chong Hong Holdings Ltd	289,004
2,125	Hang Seng Bank Ltd	31,250
975	Hopson Development Holdings Ltd	1,089
109,725	Hutchison Whampoa Ltd	1,023,168
67,875	Kingboard Chemical Holdings Ltd	344,674
26,100	Kowloon Development Co Ltd	29,165

2

705	Noble Group Ltd	1,013
110,700	TPV Technology Ltd	73,050

		1,938,066

Ireland — 0.5%
30,750	Allied Irish Banks PLC, ADR †	43,665
11,525	Governor & Co of the Bank of Ireland/The, ADR	39,185
29,475	Smurfit Kappa Group PLC †	297,345

		380,195

Israel — 2.1%
4,450	Delek Group Ltd	1,221,722
692,700	Oil Refineries Ltd	380,354

		1,602,076

Italy — 3.6%
196,050	Enel SpA	1,045,007
23,111	ENI SpA	498,741
89,900	Intesa Sanpaolo SpA	291,990
135,475	Telecom Italia SpA	152,643
28,975	Telecom Italia SpA, Ordinary Shares, ADR	403,622
2,711	Telecom Italia SpA, Saving Shares, ADR	30,390
144,301	UniCredit SpA	368,454

		2,790,847

Japan — 21.7%
7,900	Aeon Co Ltd	84,792
23,450	Arnest One Corp	258,433
9,075	Astellas Pharma Inc	327,757
27,450	Brother Industries Ltd	339,015
9,300	Canon Inc	433,918
15,574	Canon Inc, ADR	727,617
525	Daito Trust Construction Co Ltd	31,382
59,150	DIC Corp	104,157
27,950	EDION Corp	205,239
50	Fuji Heavy Industries Ltd	319
103,300	Fujitsu Ltd	725,129
18,125	Fuyo General Lease Co Ltd	453,125
75,400	Hanwa Co Ltd	296,253
575	Hitachi Cable Ltd	1,502
50	Hitachi Kokusai Electric Inc	379
7,150	Hitachi Ltd, ADR †	313,027
13,150	Honda Motor Co Ltd, ADR	468,008
62,700	Isuzu Motors Ltd	241,847
160,525	ITOCHU Corp	1,469,108
163,225	Kawasaki Kisen Kaisha Ltd	613,951
500	Kyowa Hakko Kirin Co Ltd	4,953
232,375	Marubeni Corp	1,313,860
925	MEIJI Holdings Co Ltd	43,546
1,025	Miraca Holdings Inc	36,283

3

134,725	Mitsubishi Chemical Holdings Corp	684,276
17,300	Mitsubishi Corp, ADR	817,944
400	Mitsubishi Materials Corp †	1,150
850	Mitsubishi Tanabe Pharma Corp	13,848
11,425	Mitsubishi UFJ Financial Group Inc, ADR	52,898
1,199,050	Mizuho Financial Group Inc	1,752,325
82,925	NEC Corp	220,524
71,650	Nichirei Corp	303,834
406,625	Nippon Light Metal Co Ltd †	759,865
10,450	Nippon Paper Group Inc	261,500
49,000	Nippon Telegraph & Telephone Corp, ADR	1,074,080
99,925	Nissan Motor Co Ltd	872,608
38,950	NTT DoCoMo Inc, ADR	651,244
425	ORIX Corp	32,481
3,625	Ricoh Co Ltd, ADR	254,112
2,050	Seven & I Holdings Co Ltd	48,033
7,700	Showa Shell Sekiyu KK	58,848
1,475	Sumitomo Mitsui Financial Group Inc	42,971
7,675	Suzuken Co Ltd	254,025
650	Tokyo Tatemono Co Ltd	2,492
20,025	Tosoh Corp	53,972
23,850	Toyo Ink Manufacturing Co Ltd	93,709
19,075	Yokohama Rubber Co Ltd/The	95,741

		16,896,080

Luxembourg — 0.0%#
750	ArcelorMittal	24,702

Netherlands — 5.7%
101,300	Aegon NV †	606,937
74,200	ING Groep NV, ADR †	763,518
16,100	Mediq NV	278,524
22,275	Royal Dutch Shell PLC, Class A, ADR	1,343,183
14,535	Royal Dutch Shell PLC, Class B, ADR	854,513
20,550	Unilever NV, NYR	614,034

		4,460,709

New Zealand — 0.2%
18,750	Fletcher Building Ltd	110,880

Norway — 1.6%
21,875	Aker Solutions ASA	317,088
7,600	DnB NOR ASA	103,446
33,100	Leroy Seafood Group ASA	782,313

		1,202,847

Portugal — 0.5%
50,125	EDP — Energias de Portugal SA	171,789
23,350	Semapa-Sociedade de Investimento e Gestao	247,652

		419,441

4

Singapore — 1.0%
10,475	Jardine Cycle & Carriage Ltd	313,032
283,725	Neptune Orient Lines Ltd/Singapore †	427,173

		740,205

Spain — 3.8%
15,400	Almirall SA	169,212
34,432	Banco Bilbao Vizcaya Argentaria SA, ADR	464,143
109,081	Banco Santander SA, ADR	1,380,966
6,300	Endesa SA	168,635
12,900	Gas Natural SDG SA	192,302
13,275	Repsol YPF SA	341,946
2,775	Telefonica SA, ADR	205,766

		2,922,970

Sweden — 2.3%
15,250	Boliden AB	231,001
24,125	NCC AB, A Shares	497,507
42,425	Svenska Cellulosa AB, B Shares	645,154
20,775	Swedbank AB, Class A †	288,030
14,325	Telefonaktiebolaget LM Ericsson, ADR	157,145

		1,818,837

Switzerland — 6.7%
1,400	Credit Suisse Group AG	59,838
225	Galenica AG	105,785
225	Helvetia Holding AG	78,194
7,800	Holcim Ltd	500,870
8,925	Nestle SA, ADR	476,863
3,636	Novartis AG	208,506
18,707	Novartis AG, ADR	1,078,833
125	Roche Holding AG	17,071
1,025	Schmolz + Bickenbach AG †	29,989
22,400	Swatch Group AG/The	1,547,815
2,450	Swiss Life Holding AG †	278,996
36,600	Zurich Financial Services AG, ADR	854,610

		5,237,370

United Kingdom — 17.0%
33,075	AstraZeneca PLC, ADR	1,676,903
34,182	Aviva PLC	214,195
63,625	Barclays PLC, ADR	1,199,331
55,076	BP PLC	370,128
24,025	BP PLC, ADR	989,109
10,500	British American Tobacco PLC	391,661
12,400	British American Tobacco PLC, ADR	926,404
1,335	Diageo PLC, ADR	92,128
18,443	GlaxoSmithKline PLC	363,455
14,286	GlaxoSmithKline PLC, ADR	564,583
22,250	Home Retail Group PLC	72,002

5

2,172	HSBC Holdings PLC, ADR	109,881
3,425	Imperial Tobacco Group PLC, ADR	203,445
31,490	Inchcape PLC †	154,240
5,025	Johnson Matthey PLC	139,088
475,920	Lloyds Banking Group PLC, ADR	2,193,991
59,800	Mondi PLC	483,320
203,050	Old Mutual PLC	442,732
4,975	Rexam PLC, ADR	119,898
102,775	Royal Bank of Scotland Group PLC, ADR †	1,524,153
38,469	Vodafone Group PLC, ADR	954,416

		13,185,063

TOTAL COMMON STOCKS
(Cost $66,653,022)		74,473,121

PREFERRED STOCK — 1.7%
(Cost $683,244)
Germany — 1.7%
11,150	Volkswagen AG	1,345,677

INVESTMENT COMPANY — 0.5%
(Cost $245,390)
Multi-Country — 0.5%
9,000	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	338,940

TOTAL INVESTMENTS
(Cost $67,581,656)(g)	98.0%	76,157,738
OTHER ASSETS AND LIABILITIES (Net)	2.0	1,570,283

NET ASSETS	100.0%	$77,728,021

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(b)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in

6

determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Investments in
Valuation Inputs	Securities*

Level 1 — Quoted Prices	$76,157,738
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$76,157,738

*	Securities that were fair valued due to a significant event at a total value of $42,733,901 on June 30, 2010 were transferred from Level 2 to Level 1 during the period ended September 30, 2010 (see note (f) below).

(e)	As of September 30, 2010, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

7

For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $14,413,416, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,837,334 and net appreciation for financial reporting purposes was $8,576,082. At September 30, 2010, aggregate cost for financial reporting purposes was $67,581,656.

ABBREVIATIONS:
ADR	— American Depositary Receipt
GRS	— Global Registered Shares
NYR	— New York Registered Shares

At September 30, 2010, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	14.4%	$11,217,733
Oil, Gas & Consumable Fuels	8.1	6,318,401
Insurance	7.3	5,703,062
Pharmaceuticals	6.4	4,967,234
Trading Companies & Distributors	5.0	3,898,177
Electric Utilities	4.8	3,716,091
Food & Staples Retailing	3.8	2,967,621
Diversified Telecommunication Services	3.5	2,696,773
Paper & Forest Products	3.0	2,357,239
Industrial Conglomerates	2.9	2,244,890
Food Products	2.9	2,220,591
Automobiles	2.7	2,100,683
Construction & Engineering	2.3	1,796,391
Office Electronics	2.3	1,754,663
Metals & Mining	2.2	1,687,372
Wireless Telecommunication Services	2.1	1,605,660
Textiles, Apparel & Luxury Goods	2.0	1,547,815
Tobacco	2.0	1,521,510
Chemicals	1.6	1,251,763
Diversified Financial Services	1.6	1,216,643
Construction Materials	1.4	1,115,076
Marine	1.3	1,041,124
Computers & Peripherals	1.3	1,018,703
Containers & Packaging	1.0	785,803
Distributors	1.0	756,276
Health Care Providers & Services	0.9	710,702
Multi-Utilities	0.9	697,817
Electronic Equipment & Instruments	0.8	657,701
Multiline Retail	0.8	635,402
Capital Markets	0.7	529,206
Information Technology Services	0.7	511,599
Beverages	0.6	472,797

8

Airlines	0.5		395,796
Media	0.5		368,998
Energy Equipment & Services	0.4		317,088
Household Durables	0.3		258,433
Hotels, Restaurants & Leisure	0.3		232,238
Specialty Retail	0.3		205,239
Gas Utilities	0.3		192,302
Auto Components	0.2		180,807
Health Care Equipment & Supplies	0.2		167,745
Communications Equipment	0.2		157,524
Real Estate Investment Trusts (REITs)	0.1		104,320
Internet & Catalog Retail	0.1		72,002
Real Estate Management & Development	0.1		64,128
Consumer Finance	0.0	#	32,481
Electrical Equipment	0.0	#	1,502

TOTAL COMMON STOCKS	95.8		74,473,121
PREFERRED STOCK	1.7		1,345,677
INVESTMENT COMPANY	0.5		338,940

TOTAL INVESTMENTS	98.0		76,157,738
OTHER ASSETS AND LIABILITIES (Net)	2.0		1,570,283

NET ASSETS	100.0%		$77,728,021

# Amount represents less than 0.05% of net assets.

9

Munder International Fund — Core Equity

Portfolio of Investments, September 30, 2010 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(f)

COMMON STOCKS — 96.0%
Australia — 7.5%
81,048	Adelaide Brighton Ltd	$269,479
29,661	Australia & New Zealand Banking Group Ltd	678,878
21,916	BHP Billiton Ltd	824,227
32,202	Fortescue Metals Group Ltd †	162,160
246,330	Goodman Group	153,568
12,432	Ramsay Health Care Ltd	184,808
11,361	Rio Tinto Ltd	843,009
84,695	Stockland	314,350
9,809	Wesfarmers Ltd	311,826

		3,742,305

Austria — 0.3%
3,496	Erste Group Bank AG	139,975

Belgium — 0.5%
849	Bekaert SA	224,015

Denmark — 2.5%
5,100	Carlsberg A/S, Series B	531,755
1,765	Danisco A/S	157,393
12,200	Danske Bank A/S †	294,355
2,352	Novo Nordisk A/S, Class B	233,402

		1,216,905

Finland — 1.5%
14,090	Fortum OYJ	368,605
4,326	Kesko OYJ, B Shares	202,989
37,003	M-real OYJ, B Shares †	147,802

		719,396

France — 9.2%
12,865	BNP Paribas	914,969
2,907	Cap Gemini SA	145,837
4,177	Cie Generale des Etablissements Michelin, Class B	317,799
7,155	Danone	427,959
1,368	L’Oreal SA	153,819
5,964	Legrand SA	201,716
1,617	LVMH Moet Hennessy Louis Vuitton SA	237,191
4,926	Renault SA †	253,472
8,589	Sanofi-Aventis SA	572,275
17,799	STMicroelectronics NV	136,269
5,756	Technip SA	462,887

1

8,682	Total SA	447,450
10,649	Vivendi SA	291,071

		4,562,714

Germany — 7.5%
11,451	BASF SE	722,067
3,783	Bayer AG	263,790
4,906	Daimler AG †	310,729
13,099	Deutsche Telekom AG	179,197
4,665	E.ON AG	137,557
5,491	Hannover Rueckversicherung AG	252,564
9,140	Lanxess AG	500,772
7,742	MTU Aero Engines Holding AG	442,488
2,453	Rheinmetall AG	162,187
5,091	SAP AG	251,829
3,159	Siemens AG	333,453
959	Wacker Chemie AG	176,951

		3,733,584

Hong Kong — 2.2%
35,000	Bank of East Asia Ltd	147,283
54,000	Cathay Pacific Airways Ltd	146,156
40,000	Cheung Kong Holdings Ltd	605,760
33,000	Wharf Holdings Ltd	211,810

		1,111,009

Israel — 0.8%
51,061	Bank Leumi Le-Israel BM †	237,193
3,005	Teva Pharmaceutical Industries Ltd, ADR	158,514

		395,707

Italy — 3.3%
16,402	Atlantia SpA	339,872
88,302	Enel SpA	470,677
15,038	ENI SpA	324,524
5,542	Saipem SpA	221,970
59,847	Snam Rete Gas SpA	303,094

		1,660,137

Japan — 19.8%
6,400	Aisin Seiki Co Ltd	199,636
43,000	Asahi Glass Co Ltd	438,344
3,000	Canon Inc	139,974
57,000	Chiba Bank Ltd/The	332,523
13,000	Daihatsu Motor Co Ltd	173,946
7,300	Daito Trust Construction Co Ltd	436,356
6,000	Dena Co Ltd	188,955
6,300	FamilyMart Co Ltd	225,873
2,000	Fanuc Ltd	254,672
9,000	Fuji Oil Co Ltd	134,978
37,000	Fujitsu Ltd	259,727

2

16,200	Hitachi Chemical Co Ltd	302,343
11,600	Honda Motor Co Ltd	411,725
2,900	Kyocera Corp	274,090
13,100	Medipal Holdings Corp	166,496
5,000	MEIJI Holdings Co Ltd	235,386
24,800	Mitsubishi Corp	588,510
22,600	Mitsui & Co Ltd	336,239
33,000	Mitsui OSK Lines Ltd	207,535
115,000	Mizuho Financial Group Inc	168,064
6,300	Nihon Kohden Corp	129,879
26,000	Nippon Electric Glass Co Ltd	354,432
9,682	Nippon Telegraph & Telephone Corp	422,747
2,540	Nippon Television Network Corp	326,476
40,100	Nissan Motor Co Ltd	350,178
9,300	Nitto Denko Corp	363,734
5,350	ORIX Corp	408,876
11,900	Sega Sammy Holdings Inc	181,893
33,400	Showa Shell Sekiyu KK	255,261
25,600	Sumitomo Electric Industries Ltd	312,180
21,000	Sumitomo Metal Mining Co Ltd	320,736
67,793	Sumitomo Trust & Banking Co Ltd/The	339,452
3,700	Takeda Pharmaceutical Co Ltd	169,975
4,200	Tokyo Electron Ltd	210,553
52,000	Tokyo Gas Co Ltd	236,080

		9,857,824

Netherlands — 5.2%
6,504	ASML Holding NV	194,267
37,554	Koninklijke Ahold NV	506,221
22,807	Koninklijke KPN NV	352,735
12,983	Koninklijke Philips Electronics NV	408,052
2,176	Nutreco NV	159,149
33,663	Royal Dutch Shell PLC, B Shares (g)	982,004

		2,602,428

Norway — 2.0%
53,000	DnB NOR ASA	721,398
14,100	Statoil ASA	294,172

		1,015,570

Portugal — 0.4%
61,690	EDP — Energias de Portugal SA	211,425

Singapore — 0.7%
23,630	United Overseas Bank Ltd	329,178

Spain — 3.6%
52,502	Banco Santander SA (g)	666,849
125,725	Mapfre SA	382,553

3

8,995	Repsol YPF SA	231,699
20,559	Telefonica SA	509,111

		1,790,212

Sweden — 2.9%
12,937	Castellum AB	172,069
13,278	Electrolux AB, Series B	327,008
34,600	Skandinaviska Enskilda Banken AB, A Shares	256,561
5,123	Svenska Handelsbanken AB, A Shares	167,895
16,476	Tele2 AB, B Shares	345,880
23,962	TeliaSonera AB	194,103

		1,463,516

Switzerland — 7.1%
6,226	Nestle SA	331,686
11,605	Novartis AG	665,488
3,556	Roche Holding AG	485,641
2,088	Schindler Holding AG	223,961
1,052	Swatch Group AG/The	395,791
1,311	Swiss Life Holding AG †	149,291
3,267	Swiss Reinsurance Co Ltd	143,261
18,854	UBS AG †	320,037
3,461	Zurich Financial Services AG	811,142

		3,526,298

United Kingdom — 19.0%
56,928	Amlin PLC	358,875
16,978	Associated British Foods PLC	279,776
9,734	AstraZeneca PLC	494,439
63,813	Aviva PLC	399,873
91,067	BAE Systems PLC	489,684
33,455	Balfour Beatty PLC	140,583
62,517	Beazley PLC	113,528
75,792	BP PLC	509,346
21,842	British American Tobacco PLC	814,729
92,441	BT Group PLC	203,302
66,083	Centrica PLC	335,825
45,050	Compass Group PLC	375,430
23,459	Cookson Group PLC †	201,579
14,090	GlaxoSmithKline PLC	277,671
31,320	ICAP PLC	212,300
64,909	IG Group Holdings PLC	506,972
49,479	Informa PLC	325,596
62,791	International Power PLC	382,717
50,405	Kingfisher PLC	185,442
88,500	Logica PLC	176,283
3,676	Reckitt Benckiser Group PLC	202,170
7,739	Schroders PLC	174,820
47,972	Stagecoach Group PLC	137,304
20,028	Standard Chartered PLC	574,496

4

11,142	Travis Perkins PLC †	147,637
284,815	Vodafone Group PLC (g)	702,890
29,445	WM Morrison Supermarkets PLC	136,776
29,610	Xstrata PLC	566,545

		9,426,588

TOTAL COMMON STOCKS
(Cost $46,182,064)		47,728,786

PREFERRED STOCKS — 1.9%
Germany — 1.9%
5,686	Fresenius SE	459,196
9,119	Henkel AG & Co KGaA	489,800

TOTAL PREFERRED STOCKS

(Cost $876,267)		948,996

RIGHT — 0.0%#

(Cost $0)
France — 0.0%#
4,177	Cie Generale des Etablissements Michelin, expires 10/13/2010 (exercise price 45 EUR) †	11,662

INVESTMENT COMPANY — 1.4%

(Cost $712,516)
712,516	State Street Institutional Liquid Reserve Fund	712,516

TOTAL INVESTMENTS
(Cost $47,770,847)(h)	99.3%	49,401,960
OTHER ASSETS AND LIABILITIES (Net)	0.7	338,504

NET ASSETS	100.0%	$49,740,464

†	Non-income producing security.

#	Amount represents less than 0.05% of the net assets.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

5

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities(1)	Instruments(2)

Level 1 — Quoted Prices	$49,401,960	$27,135
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$49,401,960	$27,135

(1) Securities that were fair valued due to a significant event at a total value of $40,609,758 on June 30, 2010 were transferred from Level 2 to Level 1 during the period ended September 30, 2010 (see note (f) below).

(2) Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

(e)	As of September 30, 2010, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For

6

purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(h)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,117,612, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,486,499 and net appreciation for financial reporting purposes was $1,631,113. At September 30, 2010, aggregate cost for financial reporting purposes was $47,770,847.

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2010 is as follows:

Asset Derivatives
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

Equity Contracts
MSCI EAFE Index, December 2010	7	$517,570	$544,705	Net Assets- Unrealized Appreciation	$27,135	*

* Includes cumulative appreciation/(depreciation) of futures contracts.

ABBREVIATION:
ADR	— American Depository Receipt
EUR	— Euro

At September 30, 2010, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	12.0%	$5,969,068
Pharmaceuticals	6.7	3,321,194
Oil, Gas & Consumable Fuels	6.1	3,044,455
Metals & Mining	5.5	2,716,676
Insurance	5.2	2,611,087
Diversified Telecommunication Services	4.4	2,207,076
Chemicals	4.1	2,065,867
Food Products	3.5	1,726,328
Automobiles	3.0	1,500,050
Real Estate Management & Development	2.9	1,425,994
Food & Staples Retailing	2.8	1,383,686
Electric Utilities	2.4	1,188,264
Industrial Conglomerates	2.2	1,105,271
Trading Companies & Distributors	2.1	1,072,386
Media	1.9	943,143
Aerospace & Defense	1.9	932,173
Tobacco	1.6	814,729
Electrical Equipment	1.5	737,911

7

Capital Markets	1.4		707,158
Wireless Telecommunication Services	1.4		702,890
Energy Equipment & Services	1.4		684,857
Textiles, Apparel & Luxury Goods	1.3		632,982
Electronic Equipment & Instruments	1.3		628,522
Semiconductors & Semiconductor Equipment	1.1		541,090
Gas Utilities	1.1		539,174
Beverages	1.1		531,755
Auto Components	1.0		517,434
Diversified Financial Services	1.0		506,972
Machinery	1.0		478,633
Real Estate Investment Trusts (REITs)	0.9		467,918
Building Products	0.9		438,344
Consumer Finance	0.8		408,876
Independent Power Producers & Energy Traders	0.8		382,717
Hotels, Restaurants & Leisure	0.7		375,430
Health Care Providers & Services	0.7		351,304
Transportation Infrastructure	0.7		339,872
Multi-Utilities	0.7		335,825
Household Durables	0.7		327,008
Information Technology Services	0.6		322,120
Construction Materials	0.5		269,479
Computers & Peripherals	0.5		259,727
Software	0.5		251,829
Marine	0.4		207,535
Household Products	0.4		202,170
Internet & Catalog Retail	0.4		188,955
Specialty Retail	0.4		185,442
Leisure Equipment & Products	0.4		181,893
Personal Products	0.3		153,819
Paper & Forest Products	0.3		147,802
Airlines	0.3		146,156
Construction & Engineering	0.3		140,583
Office Electronics	0.3		139,974
Road & Rail	0.3		137,304
Health Care Equipment & Supplies	0.3		129,879

TOTAL COMMON STOCKS	96.0		47,728,786
PREFERRED STOCKS:
Household Products	1.0		489,800
Health Care Equipment & Supplies	0.9		459,196

TOTAL PREFERRED STOCKS	1.9		948,996
RIGHT:
Auto Components	0.0	#	11,662
INVESTMENT COMPANY	1.4		712,516

TOTAL INVESTMENTS	99.3		49,401,960
OTHER ASSETS	0.7		338,504

NET ASSETS	100.0%		$49,740,464

# Amount represents less than 0.05% of net the net assets.

8

Munder International Small-Cap Fund

Portfolio of Investments, September 30, 2010 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(g)

COMMON STOCKS — 95.7%
Australia — 6.1%
1,646,278	Abacus Property Group	$692,176
255,216	Adelaide Brighton Ltd	848,576
70,157	Ansell Ltd	905,266
248,291	Avoca Resources Ltd †	719,957
71,066	Bank of Queensland Ltd	769,315
203,861	Boart Longyear Group	622,652
131,272	Bradken Ltd	1,084,832
24,568	Campbell Brothers Ltd	785,287
232,128	Challenger Financial Services Group Ltd	949,056
1,431,376	FKP Property Group	1,175,972
52,065	Flight Centre Ltd	1,131,773
88,567	G.U.D Holdings Ltd	828,651
237,870	iiNET Ltd	616,167
654,074	Mount Gibson Iron Ltd †	1,106,341
398,560	Panoramic Resources Ltd	1,043,968
48,948	Ramsay Health Care Ltd	727,638

		14,007,627

Austria — 1.2%
13,957	Andritz AG	980,075
6,840	Mayr Melnhof Karton AG	693,752
15,849	Schoeller-Bleckmann Oilfield Equipment AG	1,035,259

		2,709,086

Belgium — 0.3%
17,193	Barco NV †	785,420

Canada — 11.2%
84,529	Alamos Gold Inc	1,440,994
23,686	Atco Ltd, Class I	1,243,118
19,792	Baytex Energy Trust	716,929
33,916	Bird Construction Income Fund	1,236,456
102,160	Celestica Inc †	857,870
111,065	Cott Corp †	871,860
31,207	Dorel Industries Inc, Class B	1,043,064
65,561	Extendicare Real Estate Investment Trust	653,125
128,910	Gran Tierra Energy Inc †	995,185
57,967	Groupe Aeroplan Inc	712,123
35,388	Home Capital Group Inc	1,530,190
34,139	Laurentian Bank of Canada	1,452,956
23,847	Major Drilling Group International	686,508
189,401	Neo Material Technologies Inc †	905,679
98,053	New Gold Inc †	657,562

1

53,440	Norbord Inc †	592,104
16,327	Open Text Corp †	768,022
27,311	Pacific Rubiales Energy Corp †	767,914
57,900	Pason Systems Inc	688,227
67,258	Peyto Energy Trust	1,015,832
68,270	Quadra FNX Mining Ltd †	1,001,921
139,559	SEMAFO Inc †	1,318,411
25,970	SXC Health Solutions Corp †	948,035
61,665	Thompson Creek Metals Co Inc †	664,656
68,082	TransForce Inc	688,827
94,799	Transglobe Energy Corp †	899,250
98,100	Trican Well Service Ltd	1,564,604

		25,921,422

Denmark — 0.9%
26,108	D/S Norden	1,033,470
13,904	FLSmidth & Co A/S	1,015,815

		2,049,285

France — 8.9%
24,355	Atos Origin SA †	1,100,977
23,532	Bureau Veritas SA	1,643,138
29,019	Eutelsat Communications	1,107,684
8,099	Fonciere Des Regions	863,072
25,505	Ingenico	744,941
33,417	IPSOS	1,526,117
33,559	Legrand SA	1,135,041
23,384	Publicis Groupe SA	1,110,638
36,855	Rhodia SA	883,014
16,473	Rubis	1,685,160
8,542	Sa des Ciments Vicat	603,787
32,247	SCOR SE	770,632
20,011	SEB SA	1,717,003
14,485	Sopra Group SA	1,138,001
21,392	Technip SA	1,720,305
31,090	Valeo SA †	1,440,402
9,848	Virbac SA	1,360,787

		20,550,699

Germany — 5.3%
36,146	Aareal Bank AG †	803,939
24,790	Adidas AG	1,534,630
25,241	Bilfinger Berger AG	1,739,759
29,874	Gerresheimer AG †	1,195,300
21,800	Hannover Rueckversicherung AG	1,002,714
209,676	Infineon Technologies AG †	1,452,357
24,185	Lanxess AG	1,325,073

2

39,416	MTU Aero Engines Holding AG (i)	2,252,793
8,287	SMA Solar Technology AG	915,417

		12,221,982

Hong Kong — 1.4%
1,296,000	Giordano International Ltd	765,021
267,857	Great Eagle Holdings Ltd	813,011
532,453	Peace Mark Holdings Ltd †,(f),(h)	0
1,537,706	Texwinca Holdings Ltd	1,753,958

		3,331,990

Italy — 3.7%
222,214	Amplifon SpA	1,011,797
78,278	Azimut Holding SpA	769,397
76,897	Banca Generali SpA	938,227
169,864	Credito Emiliano SpA	1,158,994
424,188	Immobiliare Grande Distribuzione	695,664
82,370	Indesit Co SpA	1,006,688
67,411	MARR SpA	726,454
148,891	Recordati SpA	1,333,551
100,054	Societa Iniziative Autostradali e Servizi SpA	952,063

		8,592,835

Japan — 16.8%
14,200	Ain Pharmaciez Inc	494,142
173,900	Alps Electric Co Ltd	1,424,864
59,700	Asahi Holdings Inc	1,377,362
81,200	Avex Group Holdings Inc	1,088,438
95,300	CKD Corp	634,725
166,000	Dainippon Screen Manufacturing Co Ltd †	855,055
13,500	Disco Corp	776,234
35,100	Don Quijote Co Ltd	871,614
238	Dr Ci:Labo Co Ltd	816,806
48,400	Exedy Corp	1,454,087
43,500	FCC Co Ltd	936,907
48,000	Fuji Oil Co Ltd	719,885
41,600	Fuji Soft Inc	639,847
178,000	Fukuyama Transporting Co Ltd	916,866
25,830	Goldcrest Co Ltd	487,020
76,159	K’s Holdings Corp (i)	1,751,621
128,000	Kagoshima Bank Ltd/The	781,984
69,400	Kewpie Corp	897,844
36,800	Kintetsu World Express Inc	867,542
69,013	Kuroda Electric Co Ltd	804,380
62,200	Kyowa Exeo Corp	559,562
58,000	Lintec Corp	1,277,695
91,000	Makino Milling Machine Co Ltd †	615,896
337,000	Mitsui Mining & Smelting Co Ltd	964,818
73,000	Nabtesco Corp	1,188,392
111,700	Nichii Gakkan Co	1,014,238

3

53,000	Nihon Kohden Corp	1,092,633
84,000	Nippon Shokubai Co Ltd	730,522
52,000	NS Solutions Corp	955,534
186	Osaka Securities Exchange Co Ltd	912,398
226,100	Pioneer Corp †	788,154
157,000	Rengo Co Ltd	1,013,692
216,869	Ryobi Ltd †	805,335
74,900	Saizeriya Co Ltd	1,442,731
87,000	San-In Godo Bank Ltd/The	623,215
134,000	Shiga Bank Ltd/The	783,325
43,700	SHO-BOND Holdings Co Ltd	952,208
22,940	Sumitomo Real Estate Sales Co Ltd	1,038,730
65,000	Taiyo Yuden Co Ltd	780,187
12,200	Towa Pharmaceutical Co Ltd	687,602
146	United Urban Investment Corp	1,005,630
122,000	Zeon Corp	1,011,308

		38,841,028

Luxembourg — 0.9%
12,778	Millicom International Cellular SA	1,226,049
25,815	Ternium SA, ADR	842,860

		2,068,909

Netherlands — 2.5%
81,471	Aalberts Industries NV	1,341,670
21,411	CSM	629,159
61,431	Imtech NV	1,950,022
11,750	Nutreco NV	859,376
9,922	Wereldhave NV	963,063

		5,743,290

Norway — 1.3%
237,996	Atea ASA	1,885,790
44,600	Leroy Seafood Group ASA	1,054,113

		2,939,903

Singapore — 1.9%
801,000	First Resources Ltd	712,623
946,000	Ho Bee Investment Ltd	1,194,099
669,000	M1 Ltd/Singapore	1,114,067
477,000	Raffles Medical Group Ltd	801,589
1,056,000	Sound Global Ltd †	690,564

		4,512,942

South Korea — 3.0%
86,290	Busan Bank	1,063,253
13,882	Daum Communications Corp †	959,352
35,560	Hanwha Chem Corp	852,941
46,720	Hyundai Marine & Fire Insurance Co Ltd	909,611
39,970	LG International Corp	1,346,063

4

28,875	Modetour Network Inc	896,448
33,820	SKC Co Ltd	1,018,827

		7,046,495

Spain — 2.4%
39,544	Abengoa SA	1,001,617
36,954	Obrascon Huarte Lain SA	1,037,778
19,550	Red Electrica Corp SA	919,345
21,845	Tecnicas Reunidas SA	1,164,555
45,098	Viscofan SA	1,486,583

		5,609,878

Sweden — 3.3%
104,616	Billerud AB	791,564
75,386	Boliden AB	1,141,915
83,311	Castellum AB	1,108,078
35,222	Elekta AB, B Shares	1,275,033
68,189	Haldex AB †	832,085
161,400	Trelleborg AB, B Shares	1,487,006
35,154	Wihlborgs Fastigheter AB	967,467

		7,603,148

Switzerland — 7.1%
17,498	Aryzta AG	765,699
22,433	austriamicrosystems AG †	803,584
2,534	Banque Cantonale Vaudoise	1,298,396
10,924	Dufry Group †	1,043,875
157,378	Ferrexpo PLC	762,195
2,025	Flughafen Zuerich AG	735,689
2,462	Forbo Holding AG	1,352,954
2,518	Helvetia Holding AG	875,079
224,428	Informa PLC (i)	1,476,848
4,435	Kaba Holding AG	1,480,364
12,107	Schindler Holding AG	1,298,609
579	Sika AG	1,068,261
16,590	Sulzer AG	1,924,653
5,874	Swiss Life Holding AG †	668,906
24,708	Vontobel Holding AG	804,616

		16,359,728

United Kingdom — 17.5%
158,839	Amlin PLC (i)	1,001,324
167,612	Babcock International Group PLC	1,500,819
155,515	Balfour Beatty PLC	653,498
700,783	Beazley PLC	1,272,594
861,964	Booker Group PLC	650,625
142,977	Carillion PLC	704,129
92,814	Charter International PLC	1,011,862
34,693	Chemring Group PLC (i)	1,638,246
131,244	Cookson Group PLC †	1,127,756

5

43,497	Croda International PLC	1,012,642
93,041	Davis Service Group PLC	586,825
369,264	EnQuest PLC †	671,729
442,173	GKN PLC	1,176,668
217,340	Gulfsands Petroleum PLC †	1,102,784
1,089,473	Howden Joinery Group PLC †	1,307,550
157,105	IG Group Holdings PLC	1,227,070
248,037	Inchcape PLC †	1,214,901
156,526	Intermediate Capital Group PLC	735,201
299,882	International Personal Finance PLC	1,270,986
1,009,576	ITV PLC †	946,015
206,774	John Wood Group PLC	1,418,169
1,000,326	Kcom Group PLC	836,777
540,015	Logica PLC	1,075,656
128,759	Michael Page International PLC	932,048
92,450	Mondi PLC	747,206
346,750	N Brown Group PLC	1,265,360
399,672	Paragon Group of Cos PLC	1,027,154
75,701	Pennon Group PLC	691,512
95,889	Persimmon PLC †	601,624
41,185	Petropavlovsk PLC	718,142
233,199	Premier Farnell PLC	976,642
52,689	Premier Oil PLC †	1,369,001
193,382	Restaurant Group PLC	802,293
629,578	Spirent Communications PLC	1,403,396
304,858	Stagecoach Group PLC	872,558
81,824	Synergy Health PLC	952,461
319,116	TalkTalk Telecom Group PLC †	735,406
52,447	Travis Perkins PLC †	694,951
169,085	Tullett Prebon PLC	1,055,556
94,237	Vitec Group PLC/The	746,106
26,743	Whitbread PLC	689,081

		40,424,323

TOTAL COMMON STOCKS
(Cost $187,843,353)		221,319,990

PREFERRED STOCKS — 2.7%
Germany — 2.7%
10,464	Draegerwerk AG & Co KGaA	955,901
7,084	Fuchs Petrolub AG	821,157
21,823	Hugo Boss AG	1,266,913
132,754	ProSiebenSat.1 Media AG (i)	3,154,428

TOTAL PREFERRED STOCKS
(Cost $3,114,200)		6,198,399

INVESTMENT COMPANY — 0.2%
(Cost $481,763)
481,763	State Street Institutional Liquid Reserve Fund	481,763

6

TOTAL INVESTMENTS
(Cost $191,439,316)(j)	98.6%	228,000,152
OTHER ASSETS AND LIABILITIES (Net)	1.4	3,181,426

NET ASSETS	100.0%	$231,181,578

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities(1)	Instruments(2)

Level 1 — Quoted Prices	$228,000,152	$5,621
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	— (3)	—

Total	$228,000,152	$5,621

(1)	Securities that were fair valued due to a significant event at a total value of $167,216,029 on June 30, 2010 were transferred from Level 2 to Level 1 during the period ended September 30, 2010 (see note (g) below).

(2)	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

7

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock–
Consumer
Discretionary
Balance as of 6/30/2010	$— (3)
Transfers in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gains/(losses)	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 9/30/2010	$— (3)

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—

(3)	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(e)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (d) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Security valued at fair value as of September 30, 2010, in accordance with guidelines approved by the Board of Trustees, (see note (g) above). At September 30, 2010, this security represents $0, 0.0% of net assets.

(i)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

8

(j)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $39,850,299, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,289,463 and net appreciation for financial reporting purposes was $36,560,836. At September 30, 2010, aggregate cost for financial reporting purposes was $191,439,316.

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2010 is as follows:

			Asset Derivatives
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

Equity Contracts
MSCI Pan Euro Index, December 2010	60	$1,405,800	$1,408,019	Net Assets- Unrealized Appreciation	$2,219	*
TOPIX Index, December 2010	5	491,627	495,029	Net Assets- Unrealized Appreciation	3,402	*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2010, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Machinery	5.7%	$13,205,139
Metals & Mining	5.7	13,070,249
Construction & Engineering	5.0	11,473,495
Chemicals	4.4	10,085,961
Media	3.4	7,967,863
Commercial Banks	3.4	7,931,438
Energy Equipment & Services	3.3	7,591,119
Oil, Gas & Consumable Fuels	3.3	7,538,624
Household Durables	3.2	7,338,138
Food Products	3.1	7,125,282
Real Estate Management & Development	2.9	6,784,377
Insurance	2.8	6,500,861
Information Technology Services	2.7	6,155,959
Electronic Equipment & Instruments	2.4	5,569,922
Auto Components	2.2	5,008,064
Hotels, Restaurants & Leisure	2.1	4,962,326
Real Estate Investment Trusts (REITs)	2.1	4,872,731
Specialty Retail	2.1	4,868,066
Semiconductors & Semiconductor Equipment	2.1	4,802,647
Health Care Providers & Services	2.0	4,507,724

9

Capital Markets	1.9	4,302,998
Aerospace & Defense	1.7	3,891,039
Commercial Services & Supplies	1.5	3,465,006
Pharmaceuticals	1.5	3,381,939
Thrifts & Mortgage Finance	1.5	3,361,282
Professional Services	1.5	3,360,473
Textiles, Apparel & Luxury Goods	1.4	3,288,588
Health Care Equipment & Supplies	1.4	3,272,932
Diversified Financial Services	1.3	3,088,525
Trading Companies & Distributors	1.2	2,845,394
Road & Rail	1.1	2,478,251
Wireless Telecommunication Services	1.0	2,340,116
Diversified Telecommunication Services	0.9	2,188,350
Paper & Forest Products	0.9	2,130,874
Food & Staples Retailing	0.8	1,871,222
Internet Software & Services	0.7	1,727,374
Containers & Packaging	0.7	1,707,445
Transportation Infrastructure	0.7	1,687,752
Gas Utilities	0.7	1,685,160
Building Products	0.6	1,480,364
Construction Materials	0.6	1,452,363
Communications Equipment	0.6	1,403,396
Water Utilities	0.6	1,382,075
Consumer Finance	0.6	1,270,986
Internet & Catalog Retail	0.5	1,265,360
Multi-Utilities	0.5	1,243,118
Distributors	0.5	1,214,901
Life Sciences Tools & Services	0.5	1,195,300
Electrical Equipment	0.5	1,135,041
Industrial Conglomerates	0.5	1,127,756
Marine	0.4	1,033,470
Health Care Technology	0.4	948,035
Electric Utilities	0.4	919,345
Beverages	0.4	871,860
Multiline Retail	0.4	871,614
Air Freight & Logistics	0.4	867,542
Personal Products	0.4	816,806
Leisure Equipment & Products	0.3	746,106
Software	0.3	639,847

TOTAL COMMON STOCKS	95.7	221,319,990
PREFERRED STOCKS:
Media	1.4	3,154,428
Textiles, Apparel & Luxury Goods	0.5	1,266,913

10

Health Care Equipment & Supplies	0.4	955,901
Chemicals	0.4	821,157

TOTAL PREFERRED STOCKS	2.7	6,198,399
INVESTMENT COMPANY	0.2	481,763

TOTAL INVESTMENTS	98.6	228,000,152
OTHER ASSETS AND LIABILITIES (NET)	1.4	3,181,426

NET ASSETS	100.0%	$231,181,578

11

Munder Large-Cap Growth Fund

Portfolio of Investments, September 30, 2010 (Unaudited) (a)

Shares		Value(b),(c),(d)

COMMON STOCKS — 97.9%
Consumer Discretionary — 14.4%
Auto Components — 1.1%
18,920	Johnson Controls Inc	$577,060

Automobiles — 1.6%
66,575	Ford Motor Co †	814,878

Hotels, Restaurants & Leisure — 0.8%
8,310	Home Inns & Hotels Management Inc, ADR †	410,846

Internet & Catalog Retail — 2.1%
1,670	Amazon.com Inc †	262,290
19,360	Expedia Inc	546,145
740	priceline.com Inc †	257,772

		1,066,207

Media — 2.2%
17,215	DIRECTV, Class A †	716,661
30,005	News Corp, Class A	391,865

		1,108,526

Multiline Retail — 2.8%
17,505	Big Lots Inc †	582,041
11,842	Dollar Tree Inc †	577,416
4,640	Target Corp	247,962

		1,407,419

Specialty Retail — 3.8%
20,530	Home Depot Inc	650,391
16,565	PetSmart Inc	579,775
63,550	Sally Beauty Holdings Inc †	711,760

		1,941,926

Total Consumer Discretionary		7,326,862

Consumer Staples — 8.8%
Beverages — 4.6%
5,180	Cia de Bebidas das Americas, ADR	641,180
8,925	Coca-Cola Co/The	522,291
12,175	Dr Pepper Snapple Group Inc	432,456
11,440	PepsiCo Inc/NC	760,074

		2,356,001

Food & Staples Retailing — 1.4%
13,095	Wal-Mart Stores Inc	700,844

Food Products — 1.0%
11,300	TreeHouse Foods Inc †	520,930

1

Personal Products — 0.5%
9,120	Nu Skin Enterprises Inc, Class A	262,656

Tobacco — 1.3%
11,895	Philip Morris International Inc	666,358

Total Consumer Staples		4,506,789

Energy — 10.2%
Energy Equipment & Services — 1.8%
3,125	Core Laboratories NV	275,125
10,135	Schlumberger Ltd	624,417

		899,542

Oil, Gas & Consumable Fuels — 8.4%
11,105	ConocoPhillips	637,760
21,630	EXCO Resources Inc	321,638
36,450	Exxon Mobil Corp	2,252,246
6,410	Occidental Petroleum Corp	501,903
11,465	Peabody Energy Corp	561,900

		4,275,447

Total Energy		5,174,989

Financials — 5.6%
Commercial Banks — 1.3%
26,325	Itau Unibanco Holding SA, ADR	636,538

Consumer Finance — 2.5%
17,230	American Express Co	724,177
26,935	Ezcorp Inc, Class A †	539,777

		1,263,954

Diversified Financial Services — 0.6%
8,325	JPMorgan Chase & Co	316,933

Insurance — 0.5%
4,960	Aflac Inc	256,482

Real Estate Investment Trusts (REITs) — 0.7%
5,990	Digital Realty Trust Inc	369,583

Total Financials		2,843,490

Health Care — 8.2%
Biotechnology — 1.1%
4,360	Celgene Corp †	251,180
8,805	Gilead Sciences Inc †	313,546

		564,726

Health Care Providers & Services — 3.5%
8,995	Catalyst Health Solutions Inc †	316,714
10,175	Community Health Systems Inc †	315,120
5,025	Express Scripts Inc †	244,718

2

58,875	Health Management Associates Inc, Class A †	450,982
8,590	Medco Health Solutions Inc †	447,195

		1,774,729

Pharmaceuticals — 3.6%
17,330	Abbott Laboratories	905,319
6,955	Teva Pharmaceutical Industries Ltd, ADR	366,876
15,130	Warner Chilcott PLC, Class A	339,517
5,545	Watson Pharmaceuticals Inc †	234,609

		1,846,321

Total Health Care		4,185,776

Industrials — 12.4%
Aerospace & Defense — 2.7%
6,395	Boeing Co/The	425,523
13,330	United Technologies Corp	949,496

		1,375,019

Air Freight & Logistics — 1.3%
10,135	United Parcel Service Inc, Class B	675,903

Commercial Services & Supplies — 0.8%
10,280	Waste Connections Inc †	407,705

Construction & Engineering — 1.8%
16,910	Aecom Technology Corp †	410,237
26,905	Quanta Services Inc †	513,347

		923,584

Industrial Conglomerates — 2.7%
9,055	3M Co	785,159
36,705	General Electric Co	596,456

		1,381,615

Machinery — 1.1%
7,330	Caterpillar Inc	576,725

Professional Services — 0.9%
6,320	IHS Inc, Class A †	429,760

Road & Rail — 1.1%
6,710	Union Pacific Corp	548,878

Total Industrials		6,319,189

Information Technology — 33.2%
Communications Equipment — 4.3%
61,787	Cisco Systems Inc †	1,353,135
18,755	QUALCOMM Inc	846,226

		2,199,361

3

Computers & Peripherals — 7.6%
9,110	Apple Inc †	2,584,962
18,000	EMC Corp/Massachusetts †	365,580
21,930	Hewlett-Packard Co	922,595

		3,873,137

Information Technology Services — 1.7%
6,440	International Business Machines Corp	863,862

Internet Software & Services — 9.6%
11,590	Baidu Inc/China, ADR †	1,189,366
2,055	Google Inc, Class A †	1,080,498
72,105	Monster Worldwide Inc †	934,481
10,610	Sina Corp/China †	536,654
20,120	Sohu.com Inc †	1,159,314

		4,900,313

Semiconductors & Semiconductor Equipment — 3.3%
33,325	Applied Materials Inc	389,236
51,015	Intel Corp	981,019
11,180	Netlogic Microsystems Inc †	308,344

		1,678,599

Software — 6.7%
15,760	BMC Software Inc †	637,965
14,350	Check Point Software Technologies Ltd †	529,945
42,230	Microsoft Corp	1,034,213
20,845	Oracle Corp	559,688
26,110	Synopsys Inc †	646,745

		3,408,556

Total Information Technology		16,923,828

Materials — 4.1%
Chemicals — 2.2%
5,435	Lubrizol Corp	575,947
5,820	Praxair Inc	525,313

		1,101,260

Metals & Mining — 1.9%
7,900	Freeport-McMoRan Copper & Gold Inc	674,581
4,830	Newmont Mining Corp	303,373

		977,954

Total Materials		2,079,214

Telecommunication Services — 1.0%
Diversified Telecommunication Services — 1.0%
79,860	Qwest Communications International Inc	500,722

TOTAL COMMON STOCKS
(Cost $41,206,072)		49,860,859

4

INVESTMENT COMPANY — 2.4%
(Cost $1,206,304)
1,206,304	State Street Institutional Liquid Reserve Fund	1,206,304

TOTAL INVESTMENTS
(Cost $42,412,376)(e)	100.3%	51,067,163
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(137,850)

NET ASSETS	100.0%	$50,929,313

†	Non-income producing security.

(a)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$51,067,163
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$51,067,163

(c)	As of September 30, 2010, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with

5

guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $9,438,004, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $783,217 and net appreciation for financial reporting purposes was $8,654,787. At September 30, 2010, aggregate cost for financial reporting purposes was $42,412,376.

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	85.9%	$43,775,496
China	6.5	3,296,180
Brazil	2.5	1,277,719
Israel	1.8	896,822
Ireland	0.7	339,517
Netherlands	0.5	275,125

TOTAL COMMON STOCKS	97.9	49,860,859
INVESTMENT COMPANY	2.4	1,206,304

TOTAL INVESTMENTS	100.3	51,067,163
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(137,850)

NET ASSETS	100.0%	$50,929,313

6

Munder Large-Cap Value Fund

Portfolio of Investments, September 30, 2010 (Unaudited) (a)

Shares		Value(b),(c),(d)

COMMON STOCKS — 98.3%
Consumer Discretionary — 7.1%
Hotels, Restaurants & Leisure — 0.9%
15,690	Carnival Corp	$599,515

Household Durables — 0.7%
26,680	Toll Brothers Inc †	507,454

Leisure Equipment & Products — 0.8%
11,685	Hasbro Inc	520,099

Media — 2.9%
19,610	Time Warner Cable Inc	1,058,744
29,140	Walt Disney Co/The	964,825

		2,023,569

Specialty Retail — 1.0%
21,690	Home Depot Inc	687,139

Textiles, Apparel & Luxury Goods — 0.8%
12,460	Coach Inc	535,282

Total Consumer Discretionary		4,873,058

Consumer Staples — 9.6%
Beverages — 1.2%
22,160	Dr Pepper Snapple Group Inc	787,123

Food & Staples Retailing — 2.3%
21,145	CVS Caremark Corp	665,433
17,680	Wal-Mart Stores Inc	946,234

		1,611,667

Food Products — 3.3%
18,530	General Mills Inc	677,086
13,460	JM Smucker Co/The	814,734
25,830	Kraft Foods Inc, Class A	797,114

		2,288,934

Household Products — 2.0%
22,550	Procter & Gamble Co/The	1,352,323

Tobacco — 0.8%
9,600	Philip Morris International Inc	537,792

Total Consumer Staples		6,577,839

1

Energy — 11.3%
Energy Equipment & Services — 2.1%
8,530	Cameron International Corp †	366,449
8,610	National Oilwell Varco Inc	382,887
20,450	Noble Corp	691,005

		1,440,341

Oil, Gas & Consumable Fuels — 9.2%
14,175	Apache Corp	1,385,748
18,450	Chevron Corp	1,495,372
12,460	ConocoPhillips	715,578
20,070	Marathon Oil Corp	664,317
16,305	Occidental Petroleum Corp	1,276,682
27,060	QEP Resources Inc	815,588

		6,353,285

Total Energy		7,793,626

Financials — 25.5%
Capital Markets — 2.7%
33,450	Bank of New York Mellon Corp/The	874,049
6,690	Goldman Sachs Group Inc/The	967,240

		1,841,289

Commercial Banks — 5.1%
66,200	US Bancorp	1,431,244
82,190	Wells Fargo & Co	2,065,435

		3,496,679

Consumer Finance — 1.2%
20,680	American Express Co	869,180

Diversified Financial Services — 5.7%
67,200	Bank of America Corp	880,992
155,620	Citigroup Inc †	606,918
64,049	JPMorgan Chase & Co	2,438,346

		3,926,256

Insurance — 8.4%
16,451	ACE Ltd	958,271
34,160	Allstate Corp/The	1,077,748
19,835	Axis Capital Holdings Ltd	653,365
20,350	MetLife Inc	782,457
13,840	Reinsurance Group of America Inc	668,334
13,380	RenaissanceRe Holdings Ltd	802,265
38,890	Unum Group	861,413

		5,803,853

2

Real Estate Investment Trusts (REITs) — 2.4%
36,295	Annaly Capital Management Inc	638,792
14,920	LaSalle Hotel Properties	348,979
7,263	Simon Property Group Inc	673,570

		1,661,341

Total Financials		17,598,598

Health Care — 13.7%
Biotechnology — 0.5%
5,920	Amgen Inc †	326,251

Health Care Equipment & Supplies — 0.9%
15,070	Covidien PLC	605,663

Health Care Providers & Services — 1.8%
17,710	AmerisourceBergen Corp	542,989
10,790	CIGNA Corp	386,066
9,700	Community Health Systems Inc †	300,409

		1,229,464

Life Sciences Tools & Services — 0.6%
9,530	Thermo Fisher Scientific Inc †	456,297

Pharmaceuticals — 9.9%
20,990	Abbott Laboratories	1,096,518
8,670	GlaxoSmithKline PLC, ADR	342,638
22,370	Johnson & Johnson	1,386,045
40,290	Merck & Co Inc	1,483,075
79,106	Pfizer Inc	1,358,250
22,455	Teva Pharmaceutical Industries Ltd, ADR	1,184,501

		6,851,027

Total Health Care		9,468,702

Industrials — 9.9%
Aerospace & Defense — 1.6%
3,150	Precision Castparts Corp	401,152
9,838	United Technologies Corp	700,761

		1,101,913

Construction & Engineering — 1.0%
27,760	Aecom Technology Corp †	673,458

Electrical Equipment — 3.4%
30,290	AMETEK Inc	1,446,953
19,300	Cooper Industries PLC	944,349

		2,391,302

Industrial Conglomerates — 2.3%
64,975	General Electric Co	1,055,844
14,220	Tyco International Ltd	522,300

		1,578,144

3

Machinery — 1.6%
4,150	Cummins Inc	375,907
8,840	Eaton Corp	729,212

		1,105,119

Total Industrials		6,849,936

Information Technology — 6.0%
Communications Equipment — 0.8%
67,200	Motorola Inc †	573,216

Computers & Peripherals — 0.5%
1,305	Apple Inc †	370,294

Electronic Equipment & Instruments — 0.8%
29,200	Corning Inc	533,776

Semiconductors & Semiconductor Equipment — 0.7%
23,450	Intel Corp	450,944

Software — 3.2%
9,230	BMC Software Inc †	373,630
38,910	Microsoft Corp	952,906
36,370	Synopsys Inc †	900,885

		2,227,421

Total Information Technology		4,155,651

Materials — 3.0%
Chemicals — 2.5%
11,000	Celanese Corp, Series A	353,100
7,230	PPG Industries Inc	526,344
9,378	Praxair Inc	846,458

		1,725,902

Metals & Mining — 0.5%
4,230	Freeport-McMoRan Copper & Gold Inc	361,200

Total Materials		2,087,102

Telecommunication Services — 5.6%
Diversified Telecommunication Services — 5.6%
60,895	AT&T Inc	1,741,597
341,390	Qwest Communications International Inc	2,140,515

Total Telecommunication Services		3,882,112

Utilities — 6.6%
Electric Utilities — 3.3%
23,910	Edison International	822,265
12,607	Exelon Corp	536,806
14,380	ITC Holdings Corp	895,155

		2,254,226

Gas Utilities — 1.0%
40,520	Questar Corp	710,316

4

Independent Power Producers & Energy Traders — 0.4%
14,460	NRG Energy Inc †	301,057

Multi-Utilities — 1.9%
19,250	CMS Energy Corp	346,885
52,900	NiSource Inc	920,460

		1,267,345

Total Utilities		4,532,944

TOTAL COMMON STOCKS
(Cost $59,272,240)		67,819,568

INVESTMENT COMPANY — 3.0%
(Cost $2,053,004)
2,053,004	State Street Institutional Liquid Reserves Fund	2,053,004

TOTAL INVESTMENTS
(Cost $61,325,244)(e)	101.3%	69,872,572
OTHER ASSETS AND LIABILITIES (Net)	(1.3)	(903,112)

NET ASSETS	100.0%	$68,969,460

†	Non-income producing security.

(a)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$69,872,572
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$69,872,572

(c)	As of September 30, 2010, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures

5

contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $9,773,579, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,226,251 and net appreciation for financial reporting purposes was $8,547,328. At September 30, 2010, aggregate cost for financial reporting purposes was $61,325,244.

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.0%	$62,059,558
Switzerland	3.1	2,171,577
Bermuda	2.1	1,455,630
Israel	1.7	1,184,501
Ireland	0.9	605,663
United Kingdom	0.5	342,639

TOTAL COMMON STOCKS	98.3	67,819,568
INVESTMENT COMPANY	3.0	2,053,004

TOTAL INVESTMENTS	101.3	69,872,572
OTHER ASSETS AND LIABILITIES (Net)	(1.3)	(903,112)

NET ASSETS	100.0%	$68,969,460

6

Munder Micro-Cap Equity Fund

Portfolio of Investments, September 30, 2010 (Unaudited) (a)

Shares		Value(b),(c),(e)

COMMON STOCKS — 93.3%
Consumer Discretionary — 9.2%
Auto Components — 1.9%
36,600	Drew Industries Inc †	$763,476
191,992	Spartan Motors Inc	890,843

		1,654,319

Hotels, Restaurants & Leisure — 0.5%
222,200	Century Casinos Inc †	459,954

Household Durables — 1.1%
99,800	Deer Consumer Products Inc †	959,078

Media — 0.6%
19,100	Rentrak Corp †	482,657

Specialty Retail — 4.0%
20,800	America’s Car-Mart Inc †	523,744
52,800	Cato Corp/The, Class A	1,412,928
28,000	Hibbett Sports Inc †	698,600
17,800	Monro Muffler Brake Inc	820,758

		3,456,030

Textiles, Apparel & Luxury Goods — 1.1%
41,700	True Religion Apparel Inc †	889,878

Total Consumer Discretionary		7,901,916

Consumer Staples — 0.7%
Food Products — 0.7%
153,600	Inventure Foods Inc †	579,072

Energy — 8.2%
Energy Equipment & Services — 4.6%
204,500	Mitcham Industries Inc †	1,513,300
86,800	Mullen Group Ltd	1,215,655
101,700	Pason Systems Inc	1,208,855

		3,937,810

Oil, Gas & Consumable Fuels — 3.6%
46,787	Atlas Energy Inc †	1,339,980
81,500	China Integrated Energy Inc †	546,050
37,300	Georesources Inc †	593,070
179,500	Kodiak Oil & Gas Corp †	608,505

		3,087,605

Total Energy		7,025,415

1

Financials — 24.2%
Capital Markets — 0.8%
105,000	JMP Group Inc	640,500

Commercial Banks — 3.2%
35,100	Bank of Marin Bancorp	1,131,624
32,900	Bank of the Ozarks Inc	1,220,261
24,200	Middleburg Financial Corp	340,494

		2,692,379

Consumer Finance — 3.5%
37,100	Cash America International Inc	1,298,500
84,300	Ezcorp Inc, Class A †	1,689,372

		2,987,872

Insurance — 4.1%
95,400	AMERISAFE Inc †	1,791,612
191,700	Meadowbrook Insurance Group Inc	1,719,549

		3,511,161

Real Estate Investment Trusts (REITs) — 10.4%
22,400	Agree Realty Corp	565,600
85,400	Associated Estates Realty Corp	1,193,892
74,600	Capstead Mortgage Corp	810,902
48,600	Chatham Lodging Trust †	904,446
15,700	DuPont Fabros Technology Inc	394,855
207,100	Hersha Hospitality Trust	1,072,778
65,520	Medical Properties Trust Inc	664,373
102,900	Monmouth Real Estate Investment Corp, Class A	804,678
322,256	NorthStar Realty Finance Corp	1,205,237
209,000	Resource Capital Corp	1,327,150

		8,943,911

Real Estate Management & Development — 1.1%
89,233	Kennedy-Wilson Holdings Inc †	945,870

Thrifts & Mortgage Finance — 1.1%
40,000	OceanFirst Financial Corp	490,800
12,700	WSFS Financial Corp	476,377

		967,177

Total Financials		20,688,870

Health Care — 8.5%
Health Care Equipment & Supplies — 1.0%
24,622	Neogen Corp †	833,455

Health Care Providers & Services — 5.3%
14,400	Air Methods Corp †	598,752
95,234	Integramed America Inc †	893,295
13,200	IPC The Hospitalist Co Inc †	360,624
9,600	Landauer Inc	601,248

2

15,500	MWI Veterinary Supply Inc †	894,660
73,000	US Physical Therapy Inc †	1,220,560

		4,569,139

Health Care Technology — 1.1%
48,600	HealthStream Inc †	258,552
19,200	SXC Health Solutions Corp †	700,224

		958,776

Life Sciences Tools & Services — 1.0%
69,648	Medtox Scientific Inc †	810,006

Pharmaceuticals — 0.1%
21,100	Cumberland Pharmaceuticals Inc †	122,591

Total Health Care		7,293,967

Industrials — 23.4%
Airlines — 1.7%
180,155	Republic Airways Holdings Inc †	1,491,683

Building Products — 0.8%
28,150	AAON Inc	662,088

Commercial Services & Supplies — 1.6%
115,318	Horizon North Logistics Inc †	243,211
44,850	Industrial Services of America Inc †	689,793
24,400	Standard Parking Corp †	417,240

		1,350,244

Construction & Engineering — 4.2%
39,000	Michael Baker Corp †	1,285,440
73,400	MYR Group Inc/Delaware †	1,203,026
92,800	Orion Marine Group Inc †	1,151,648

		3,640,114

Electrical Equipment — 2.1%
19,680	AZZ Inc	843,091
29,600	Harbin Electric Inc †	529,544
38,900	Jinpan International Ltd	392,112

		1,764,747

Industrial Conglomerates — 0.8%
18,300	Raven Industries Inc	693,387

Machinery — 5.5%
48,500	Altra Holdings Inc †	714,405
26,400	Douglas Dynamics Inc	326,040
30,800	John Bean Technologies Corp	496,188
20,180	Middleby Corp †	1,279,210
13,800	RBC Bearings Inc †	468,924
59,900	SmartHeat Inc †	373,776
72,700	Trimas Corp †	1,079,595

		4,738,138

3

Professional Services — 2.6%
27,900	Barrett Business Services Inc	423,801
12,900	Exponent Inc †	433,311
65,500	GP Strategies Corp †	595,395
21,000	VSE Corp	740,670

		2,193,177

Road & Rail — 1.8%
22,700	Marten Transport Ltd	526,186
40,380	Old Dominion Freight Line Inc †	1,026,460

		1,552,646

Trading Companies & Distributors — 2.3%
79,850	Rush Enterprises Inc, Class B †	1,097,938
53,000	Titan Machinery Inc †	863,900

		1,961,838

Total Industrials		20,048,062

Information Technology — 11.8%
Computers & Peripherals — 0.5%
28,085	Rimage Corp †	461,717

Electronic Equipment & Instruments — 2.8%
52,500	Fabrinet †	830,550
159,600	TTM Technologies Inc †	1,562,484

		2,393,034

Information Technology Services — 0.3%
15,000	NCI Inc, Class A †	283,800

Internet Software & Services — 2.0%
26,800	j2 Global Communications Inc †	637,572
37,400	Liquidity Services Inc †	598,774
151,700	TheStreet.com Inc	426,277

		1,662,623

Semiconductors & Semiconductor Equipment — 2.7%
77,573	Diodes Inc †	1,325,723
23,600	NVE Corp †	1,015,508

		2,341,231

Software — 3.5%
74,260	Computer Modelling Group Ltd	1,299,135
170,400	Smith Micro Software Inc †	1,693,776

		2,992,911

Total Information Technology		10,135,316

Materials — 6.5%
Chemicals — 5.3%
23,700	Balchem Corp	731,382
62,900	Koppers Holdings Inc	1,690,123
18,000	Quaker Chemical Corp	586,080

4

24,000	TPC Group Inc †	571,680
200,800	Zagg Inc †	961,832

		4,541,097

Paper & Forest Products — 1.2%
85,100	PH Glatfelter Co	1,034,816

Total Materials		5,575,913

Utilities — 0.8%
Water Utilities — 0.8%
66,100	Tri-Tech Holding Inc †	697,355

TOTAL COMMON STOCKS
(Cost $62,119,588)		79,945,886

TRUST/PARTNERSHIP INTERESTS — 1.6%
Financials — 1.6%
Diversified Financial Services — 1.3%
69,800	Compass Diversified Holdings	1,127,968

Real Estate Investment Trusts (REITs) — 0.3%
221,000	Kodiak Funding Limited Partnership (d),(f),(g),(h)	229,840

TOTAL TRUST/PARTNERSHIP INTERESTS
(Cost $3,442,115)		1,357,808

INVESTMENT COMPANIES — 5.2%
Financials — 4.8%
Capital Markets — 4.8%
41,000	Fifth Street Finance Corp	456,740
90,670	Golub Capital BDC Inc	1,387,251
145,000	Hercules Technology Growth Capital Inc	1,465,950
48,288	Main Street Capital Corp	767,296

Total Financials		4,077,237

Multi-Sector — 0.4%
Multi-Industry — 0.4%
372,680	State Street Institutional Liquid Reserve Fund	372,680

TOTAL INVESTMENT COMPANIES
(Cost $4,098,016)		4,449,917

TOTAL INVESTMENTS
(Cost $69,659,719)(i)	100.1%	85,753,611
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(57,517)

NET ASSETS	100.0%	$85,696,094

†	Non-income producing security.

(a)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in

5

determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$85,523,771
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	229,840

Total	$85,753,611

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Trust/Partnership
Interests-Financials
Balance as of 6/30/2010	$229,840
Transfers in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gains/(losses)	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 9/30/2010	$229,840

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value is determined based on Level 3 inputs established by ASC Topic 820 (see note (b) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the

6

security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	Security valued at fair value as of September 30, 2010, in accordance with guidelines approved by the Board of Trustees (see note (e) above). At September 30, 2010, this security represents $229,840, 0.3% of net assets.

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2010, securities subject to restrictions on resale that have not been deemed to be liquid represent $229,840, 0.3% of net assets.

Security	Acquisition Date	Cost

Kodiak Funding Limited Partnership	12/19/06	$2,731,560

(i)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $24,715,281 aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,621,389 and net appreciation for financial reporting purposes was $16,093,892. At September 30, 2010, aggregate cost for financial reporting purposes was $69,659,719.

At September 30, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	84.6%	$72,481,114
Canada	4.6	3,966,857
China	4.1	3,497,915

TOTAL COMMON STOCKS	93.3	79,945,886
TRUST/PARTNERSHIP INTERESTS	1.6	1,357,808
INVESTMENT COMPANIES	5.2	4,449,917

TOTAL INVESTMENTS	100.1	85,753,611
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(57,517)

NET ASSETS	100.0%	$85,696,094

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, September 30, 2010 (Unaudited) (a)

Shares		Value (b),(c),(d)

COMMON STOCKS — 98.8%
Consumer Discretionary — 15.8%
Auto Components — 2.5%
1,892,200	BorgWarner Inc †	$99,567,564
14,612	Gentex Corp	285,784

		99,853,348

Distributors — 2.0%
578,100	Genuine Parts Co	25,777,479
2,734,700	LKQ Corp †	56,881,760

		82,659,239

Diversified Consumer Services — 0.7%
300,400	New Oriental Education & Technology Group, ADR †	29,313,032

Hotels, Restaurants & Leisure — 3.0%
322,300	Chipotle Mexican Grill Inc †	55,435,600
1,782,723	Choice Hotels International Inc	64,998,081

		120,433,681

Household Durables — 1.3%
1,155,875	Tupperware Brands Corp	52,892,840

Media — 2.9%
2,154,700	Cinemark Holdings Inc	34,690,670
925,187	Discovery Communications Inc, Class C †	35,332,892
725,600	Liberty Media Corp — Starz, Series A †	47,076,928

		117,100,490

Specialty Retail — 3.4%
1,795,900	Aeropostale Inc †	41,754,675
1,198,100	CarMax Inc †	33,379,066
452,050	O’Reilly Automotive Inc †	24,049,060
872,100	Tiffany & Co	40,979,979

		140,162,780

Total Consumer Discretionary		642,415,410

Consumer Staples — 3.2%
Food Products — 2.0%
692,200	JM Smucker Co/The	41,898,866
882,800	TreeHouse Foods Inc †	40,697,080

		82,595,946

Household Products — 1.2%
766,175	Church & Dwight Co Inc	49,755,405

Total Consumer Staples		132,351,351

1

Energy — 7.2%
Energy Equipment & Services — 2.5%
1,468,000	Atwood Oceanics Inc †	44,700,600
633,450	Core Laboratories NV	55,768,938

		100,469,538

Oil, Gas & Consumable Fuels — 4.7%
1,634,300	Atlas Energy Inc †	46,806,352
2,422,400	Denbury Resources Inc †	38,491,936
1,335,040	EQT Corp	48,141,543
4,310,974	SandRidge Energy Inc †	24,486,332
1,016,785	Southwestern Energy Co †	34,001,290

		191,927,453

Total Energy		292,396,991

Financials — 20.3%
Capital Markets — 4.7%
913,900	Affiliated Managers Group Inc †	71,293,339
1,790,550	Eaton Vance Corp	51,997,572
4,248,125	TD Ameritrade Holding Corp †	68,607,219

		191,898,130

Commercial Banks — 3.7%
1,130,900	Comerica Inc	42,012,935
3,532,800	Fifth Third Bancorp	42,499,584
1,141,000	FirstMerit Corp	20,903,120
1,144,175	Signature Bank/New York NY †	44,439,757

		149,855,396

Consumer Finance — 0.8%
1,610,800	Ezcorp Inc, Class A †	32,280,432

Diversified Financial Services — 1.3%
1,630,500	MSCI Inc, Class A †	54,148,905

Insurance — 3.1%
684,600	Axis Capital Holdings Ltd	22,550,724
2,664,600	Lincoln National Corp	63,737,232
659,000	ProAssurance Corp †	37,951,810

		124,239,766

Real Estate Investment Trusts (REITs) — 6.7%
2,627,100	Annaly Capital Management Inc	46,236,960
924,800	Corporate Office Properties Trust SBI MD	34,504,288
1,115,625	Digital Realty Trust Inc	68,834,062
418,650	Essex Property Trust Inc	45,817,056
1,795,500	Macerich Co/The	77,116,725

		272,509,091

Total Financials		824,931,720

2

Health Care — 9.0%
Biotechnology — 1.4%
2,620,325	BioMarin Pharmaceutical Inc †	58,564,264

Health Care Equipment & Supplies — 3.3%
721,050	Haemonetics Corp †	42,203,056
80,900	Intuitive Surgical Inc †	22,954,566
2,003,500	ResMed Inc †	65,734,835
154,019	West Pharmaceutical Services Inc	5,284,392

		136,176,849

Health Care Providers & Services — 2.8%
1,080,900	Catalyst Health Solutions Inc †	38,058,489
746,750	DaVita Inc †	51,548,153
290,415	Laboratory Corp of America Holdings †	22,777,248

		112,383,890

Life Sciences Tools & Services — 1.5%
481,300	Mettler-Toledo International Inc †	59,892,972

Total Health Care		367,017,975

Industrials — 16.8%
Aerospace & Defense — 2.0%
193,907	Elbit Systems Ltd	10,282,888
933,900	ITT Corp	43,734,537
213,900	Precision Castparts Corp	27,240,165

		81,257,590

Commercial Services & Supplies — 1.5%
870,925	Stericycle Inc †	60,511,869

Construction & Engineering — 2.2%
1,573,500	Shaw Group Inc/The †	52,806,660
980,625	URS Corp †	37,244,138

		90,050,798

Electrical Equipment — 0.9%
1,174,210	American Superconductor Corp †	36,517,931

Machinery — 7.3%
912,800	AGCO Corp †	35,608,328
365,916	Eaton Corp	30,184,411
687,400	Flowserve Corp	75,215,308
915,302	Joy Global Inc	64,364,036
2,080,900	Terex Corp †	47,694,228
591,250	Valmont Industries Inc	42,806,500

		295,872,811

Professional Services — 1.0%
623,850	IHS Inc, Class A †	42,421,800

Road & Rail — 1.9%
2,017,825	Kansas City Southern †	75,486,833

Total Industrials		682,119,632

3

Information Technology — 14.0%
Electronic Equipment & Instruments — 1.1%
726,731	Itron Inc †	44,497,739

Information Technology Services — 3.9%
1,318,160	Cognizant Technology Solutions Corp, Class A †	84,981,775
687,275	Fiserv Inc †	36,989,141
998,500	Teradata Corp †	38,502,160

		160,473,076

Internet Software & Services — 1.1%
856,700	Akamai Technologies Inc †	42,989,206

Semiconductors & Semiconductor Equipment — 3.6%
2,851,400	ARM Holdings PLC, ADR	53,492,264
826,250	Cree Inc †	44,857,112
1,599,500	Microchip Technology Inc	50,304,275

		148,653,651

Software — 4.3%
867,575	Check Point Software Technologies Ltd †	32,039,545
358,000	Factset Research Systems Inc	29,044,540
1,285,000	MICROS Systems Inc †	54,394,050
1,337,675	Solera Holdings Inc	59,071,728

		174,549,863

Total Information Technology		571,163,535

Materials — 5.4%
Chemicals — 2.7%
916,625	Airgas Inc	62,284,669
1,469,000	Valspar Corp	46,787,650

		109,072,319

Containers & Packaging — 1.6%
2,311,650	Crown Holdings Inc †	66,251,889

Metals & Mining — 1.1%
563,335	Compass Minerals International Inc	43,162,727

Total Materials		218,486,935

Telecommunication Services — 2.6%
Wireless Telecommunication Services — 2.6%
1,305,050	American Tower Corp, Class A †	66,896,863
972,950	NII Holdings Inc †	39,988,245

Total Telecommunication Services		106,885,108

Utilities — 4.5%
Electric Utilities — 3.1%
820,000	ITC Holdings Corp	51,045,000
1,728,600	Northeast Utilities	51,114,702
1,157,575	Portland General Electric Co	23,475,621

		125,635,323

4

Multi-Utilities — 1.4%
1,948,425	NorthWestern Corp (e)	55,530,113

Total Utilities		181,165,436

TOTAL COMMON STOCKS
(Cost $3,254,808,727)		4,018,934,093

INVESTMENT COMPANIES — 1.5%
206,025	SPDR S&P MidCap 400 ETF Trust	29,995,180
31,111,061	State Street Institutional Liquid Reserves Fund	31,111,061

TOTAL INVESTMENT COMPANIES
(Cost $59,113,010)		61,106,241

TOTAL INVESTMENTS
(Cost $3,313,921,737)(f)	100.3%	4,080,040,334
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(13,204,786)

NET ASSETS	100.0%	$4,066,835,548

†	Non-income producing security.

(a)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$4,080,040,334
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$4,080,040,334

(c)	As of September 30, 2010, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or

5

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At September 30, 2010, the Fund held the following security of a company that could be deemed to be an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/10	Cost	Shares	Cost	Shares	9/30/10

NorthWestern Corp	$50,695,035	$1,185,153	41,700	$791,191	28,200	$55,530,113

(f)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $832,768,694, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $66,650,097 and net appreciation for financial reporting purposes was $766,118,597. At September 30, 2010, aggregate cost for financial reporting purposes was $3,313,921,737.

ABBREVIATION:
ADR	— American Depositary Receipt

6

At September 30, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	92.3%	$3,755,593,730
Switzerland	1.5	59,892,972
Netherlands	1.4	55,768,938
United Kingdom	1.3	53,492,264
Israel	1.0	42,322,433
China	0.7	29,313,032
Bermuda	0.6	22,550,724

TOTAL COMMON STOCKS	98.8	4,018,934,093
INVESTMENT COMPANIES	1.5	61,106,241

TOTAL INVESTMENTS	100.3	4,080,040,334
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(13,204,786)

NET ASSETS	100.0%	$4,066,835,548

7

Munder Small-Cap Value Fund

Portfolio of Investments, September 30, 2010 (Unaudited) (a)

Shares		Value(b),(c),(d)

COMMON STOCKS — 96.2%
Consumer Discretionary — 13.9%
Auto Components — 1.9%
31,700	Cooper Tire & Rubber Co	$622,271
148,698	Spartan Motors Inc	689,959
37,900	Tenneco Inc †	1,097,963

		2,410,193

Hotels, Restaurants & Leisure — 1.6%
58,620	Bally Technologies Inc †	2,048,769

Household Durables — 2.6%
72,670	Tempur-Pedic International Inc †	2,252,770
24,200	Tupperware Brands Corp	1,107,392

		3,360,162

Specialty Retail — 5.7%
27,300	America’s Car-Mart Inc †	687,414
60,600	Cato Corp/The, Class A	1,621,656
38,110	Hibbett Sports Inc †	950,844
22,000	Monro Muffler Brake Inc	1,014,420
123,610	Penske Automotive Group Inc †	1,631,652
122,400	Sally Beauty Holdings Inc †	1,370,880

		7,276,866

Textiles, Apparel & Luxury Goods — 2.1%
22,200	Deckers Outdoor Corp †	1,109,112
53,390	Wolverine World Wide Inc	1,548,844

		2,657,956

Total Consumer Discretionary		17,753,946

Consumer Staples — 0.4%
Food Products — 0.4%
23,010	Flowers Foods Inc	571,569

Energy — 6.6%
Energy Equipment & Services — 2.5%
25,820	Core Laboratories NV	2,273,193
85,610	Pason Systems Inc	1,017,602

		3,290,795

Oil, Gas & Consumable Fuels — 4.1%
58,227	Atlas Energy Inc †	1,667,621
100,000	China Integrated Energy Inc †	670,000

1

98,600	Georesources Inc †	1,567,740
387,700	Kodiak Oil & Gas Corp †	1,314,303

		5,219,664

Total Energy		8,510,459

Financials — 35.6%
Capital Markets — 1.8%
29,180	Affiliated Managers Group Inc †	2,276,332

Commercial Banks — 8.4%
34,500	Bank of Marin Bancorp	1,112,280
59,790	Bank of the Ozarks Inc	2,217,611
33,700	Columbia Banking System Inc	662,205
30,500	Iberiabank Corp	1,524,390
41,500	Middleburg Financial Corp	583,905
68,800	Prosperity Bancshares Inc	2,233,936
40,700	Sandy Spring Bancorp Inc	630,850
18,100	Signature Bank/New York NY †	703,004
22,900	SY Bancorp Inc	568,378
9,500	Westamerica Bancorporation	517,655

		10,754,214

Consumer Finance — 4.0%
65,800	Cash America International Inc	2,303,000
143,417	Ezcorp Inc, Class A †	2,874,076

		5,177,076

Diversified Financial Services — 1.8%
34,700	Portfolio Recovery Associates Inc †	2,243,355

Insurance — 3.6%
53,000	AMERISAFE Inc †	995,340
65,900	Amtrust Financial Services Inc	956,868
294,840	Meadowbrook Insurance Group Inc	2,644,715

		4,596,923

Real Estate Investment Trusts (REITs) — 14.6%
28,300	Agree Realty Corp	714,575
125,300	Associated Estates Realty Corp	1,751,694
126,580	BioMed Realty Trust Inc	2,268,314
87,120	Capstead Mortgage Corp	946,994
71,400	Chatham Lodging Trust †	1,328,754
30,000	Corporate Office Properties Trust SBI MD	1,119,300
94,960	DuPont Fabros Technology Inc	2,388,244
51,380	Hatteras Financial Corp	1,462,789
314,900	Hersha Hospitality Trust	1,631,182
48,250	LaSalle Hotel Properties	1,128,567
101,600	MFA Financial Inc	775,208
414,490	NorthStar Realty Finance Corp	1,550,193
112,100	Redwood Trust Inc	1,620,966

		18,686,780

2

Thrifts & Mortgage Finance — 1.4%
66,400	OceanFirst Financial Corp	814,728
27,000	WSFS Financial Corp	1,012,770

		1,827,498

Total Financials		45,562,178

Health Care — 2.6%
Health Care Equipment & Supplies — 0.8%
18,500	Haemonetics Corp †	1,082,805

Health Care Technology — 0.5%
16,800	SXC Health Solutions Corp †	612,696

Life Sciences Tools & Services — 0.5%
10,840	Techne Corp	669,153

Health Care Providers & Services — 0.8%
12,600	Catalyst Health Solutions Inc †	443,646
34,900	US Physical Therapy Inc †	583,528

		1,027,174

Total Health Care		3,391,828

Industrials — 17.8%
Aerospace & Defense — 0.5%
8,600	American Science & Engineering Inc	633,390

Airlines — 1.6%
255,260	Republic Airways Holdings Inc †	2,113,553

Building Products — 1.3%
29,000	AO Smith Corp	1,678,810

Commercial Services & Supplies — 1.0%
93,800	Interface Inc, Class A	1,334,774

Construction & Engineering — 4.0%
114,700	MasTec Inc †	1,183,704
41,600	Michael Baker Corp †	1,371,136
80,400	MYR Group Inc/Delaware †	1,317,756
95,600	Orion Marine Group Inc †	1,186,396

		5,058,992

Electrical Equipment — 3.3%
23,641	AZZ Inc	1,012,780
83,300	GrafTech International Ltd †	1,301,979
43,900	Harbin Electric Inc †	785,371
32,800	Jinpan International Ltd	330,624
13,900	Regal-Beloit Corp	815,791

		4,246,545

Machinery — 4.2%
64,100	Altra Holdings Inc †	944,193
16,740	Kaydon Corp	579,204
20,690	Middleby Corp †	1,311,539
9,400	Nordson Corp	692,686

3

34,945	RBC Bearings Inc †	1,187,431
47,500	Trimas Corp †	705,375

		5,420,428

Road & Rail — 1.1%
53,755	Old Dominion Freight Line Inc †	1,366,452

Trading Companies & Distributors — 0.8%
71,473	Rush Enterprises Inc, Class B †	982,754

Total Industrials		22,835,698

Information Technology — 10.5%
Communications Equipment — 0.6%
32,200	DG FastChannel Inc †	700,350

Electronic Equipment & Instruments — 3.0%
13,980	Anixter International Inc †	754,780
48,200	Fabrinet †	762,524
10,000	MTS Systems Corp	310,000
199,410	TTM Technologies Inc †	1,952,224

		3,779,528

Information Technology Services — 3.0%
39,000	Broadridge Financial Solutions Inc	891,930
20,800	MAXIMUS Inc	1,280,864
42,780	NeuStar Inc, Class A †	1,063,511
28,600	Telvent GIT SA †	646,932

		3,883,237

Internet Software & Services — 1.0%
52,900	j2 Global Communications Inc †	1,258,491

Semiconductors & Semiconductor Equipment — 1.5%
79,892	Diodes Inc †	1,365,354
14,100	NVE Corp †	606,723

		1,972,077

Software — 1.4%
52,300	Computer Modelling Group Ltd	914,958
20,600	MICROS Systems Inc †	871,998

		1,786,956

Total Information Technology		13,380,639

Materials — 5.1%
Chemicals — 2.3%
84,500	Koppers Holdings Inc	2,270,515
135,200	Zagg Inc †	647,608

		2,918,123

Metals & Mining — 1.6%
25,350	Reliance Steel & Aluminum Co	1,052,786
94,200	Thompson Creek Metals Co Inc †	1,015,476

		2,068,262

4

Paper & Forest Products — 1.2%
58,800	PH Glatfelter Co	715,008
28,700	Stella-Jones Inc	771,265

		1,486,273

Total Materials		6,472,658

Telecommunication Services — 0.9%
Wireless Telecommunication Services — 0.9%
65,786	NTELOS Holdings Corp	1,113,099

Utilities — 2.8%
Electric Utilities — 1.0%
41,000	Cleco Corp	1,214,420

Gas Utilities — 1.8%
29,289	New Jersey Resources Corp	1,148,715
23,560	South Jersey Industries Inc	1,165,513

		2,314,228

Total Utilities		3,528,648

TOTAL COMMON STOCKS
(Cost $97,072,756)		123,120,722

INVESTMENT COMPANIES — 4.6%
Financials — 3.9%
Capital Markets — 3.9%
111,590	Golub Capital BDC Inc	1,707,327
223,800	Hercules Technology Growth Capital Inc	2,262,618
48,600	Solar Capital Ltd	1,042,470

Total Financials		5,012,415

Multi-Sector — 0.7%
Multi-Industry — 0.7%
917,859	State Street Institutional Liquid Reserve Fund	917,859

TOTAL INVESTMENT COMPANIES
(Cost $5,398,955)		5,930,274

TOTAL INVESTMENTS
(Cost $102,471,711)(e)	100.8%	129,050,996
OTHER ASSETS AND LIABILITIES (Net)	(0.8)	(1,077,101)

NET ASSETS	100.0%	$127,973,895

†	Non-income producing security.

(a)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

5

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$129,050,996
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$129,050,996

(c)	As of September 30, 2010, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $30,269,164, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,689,879 and net appreciation for financial reporting purposes was $26,579,285. At September 30, 2010, aggregate cost for financial reporting purposes was $102,471,711.

6

At September 30, 2010, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.6%	$114,695,301
Canada	2.9	3,719,301
Netherlands	1.8	2,273,193
China	1.4	1,785,995
Spain	0.5	646,932

TOTAL COMMON STOCKS	96.2	123,120,722
INVESTMENT COMPANIES	4.6	5,930,274

TOTAL INVESTMENTS	100.8	129,050,996
OTHER ASSETS AND LIABILITIES (Net)	(0.8)	(1,077,101)

NET ASSETS	100.0%	$127,973,895

7

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, September 30, 2010 (Unaudited) (a)

Principal
Amount		Value(b),(c),(e)

MUNICIPAL BONDS AND NOTES — 96.3%
Alabama — 3.8%
$2,000,000	County of Jefferson AL, Sewer Revenue, (FGIC), 5.125% due 02/01/2042 Pre-refunded 08/01/2012	$2,166,420
1,000,000	State of Alabama, Series D, GO, 5.000% due 06/01/2021	1,171,270

		3,337,690

Arizona — 7.1%
300,000	Arizona School Facilities Board, Series B, (FSA), 5.250% due 09/01/2018 Pre-refunded 09/01/2014	350,724
1,000,000	City of Mesa AZ, Utility System Revenue, (FGIC), 5.000% due 07/01/2019 Pre-refunded 07/01/2011	1,034,890
1,650,000	Maricopa County Unified School District No 69 Paradise Valley, (MBIA), 5.000% due 07/01/2012	1,769,411
1,800,000	Phoenix Civic Improvement Corp, Refunding, (FGIC), 5.000% due 07/01/2012	1,935,144
1,115,000	Town of Gilbert AZ, Refunding, (FGIC), 5.750% due 07/01/2012	1,213,153

		6,303,322

California — 8.4%
2,000,000	Golden State Tobacco Securitization Corp, Series B, (TCR, FGIC), 5.625% due 06/01/2038 Pre-refunded 06/01/2013	2,258,120
2,500,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue, ETM, 3.250% due 01/01/2014 (f)	2,415,075
2,000,000	San Jose Evergreen Community College District, Series D, GO, (MBIA), 5.000% due 09/01/2024 Pre-refunded 09/01/2013	2,252,460
475,000	State of California, GO, Refunding, 5.000% due 08/01/2022	512,905

		7,438,560

Connecticut — 1.9%
1,540,000	State of Connecticut, Series C, GO, 4.000% due 06/01/2020	1,646,491

1

Florida — 3.7%
1,000,000	City of Fort Lauderdale FL, Water & Sewer Revenue, (MBIA), 4.000% due 03/01/2013	1,065,450
1,000,000	County of Broward FL, Series B, Refunding, GO, 5.000% due 01/01/2021	1,176,110
850,000	State of Florida, Series A, GO, 5.000% due 07/01/2022	976,446

		3,218,006

Georgia — 5.7%
1,000,000	Fulton County School District, GO, Refunding, 5.250% due 01/01/2013	1,097,360
1,250,000	Gwinnett County School District, GO, Refunding, 5.000% due 02/01/2022	1,535,662
	State of Georgia:
1,090,000	Series B, 5.500% due 07/01/2012	1,184,830
1,045,000	Series C, 6.250% due 08/01/2013	1,208,062

		5,025,914

Hawaii — 2.4%
1,875,000	State of Hawaii, Series DB, GO, Refunding, (MBIA), 5.250% due 09/01/2013	2,113,575

Illinois — 3.7%
1,000,000	City of Chicago IL, Series A, GO, (FSA), 5.000% due 01/01/2024	1,078,630
500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, (FGIC), 5.500% due 12/15/2024	505,945
500,000	Regional Transportation Authority, Refunding, (FGIC), 6.000% due 06/01/2015	585,315
1,000,000	State of Illinois, GO, (FSA), 5.500% due 05/01/2015	1,128,380

		3,298,270

Kentucky — 1.3%
1,000,000	Louisville/Jefferson County Metropolitan Government, GO, 4.000% due 11/01/2017	1,146,900

Maryland — 4.1%
1,000,000	County of Montgomery MD, GO, Refunding, 5.250% due 10/01/2010	1,000,000
1,000,000	Maryland State Department of Transportation, Revenue, 5.500% due 02/01/2017	1,224,830
1,250,000	State of Maryland, Series C, GO, 4.000% due 11/01/2019	1,431,900

		3,656,730

2

Massachusetts — 1.3%
1,000,000	Massachusetts Bay Transportation Authority, Series A, 4.750% due 07/01/2034 Pre-refunded 07/01/2015	1,167,060

Michigan — 4.3%
1,350,000	Ann Arbor School District, School Building & Site, GO, (Q-SBLF), 5.250% due 05/01/2016	1,515,402
	City of Troy MI, GO, Refunding:
180,000	4.000% due 10/01/2020	196,249
200,000	5.000% due 10/01/2019	235,100
425,000	Jenison Public Schools, Refunding, (FGIC), 5.250% due 05/01/2015	476,561
1,250,000	Michigan Municipal Bond Authority, State Clean Water Revolving Fund, 5.000% due 10/01/2023	1,406,562

		3,829,874

Minnesota — 1.3%
955,000	State of Minnesota, Series F, GO, 5.000% due 08/01/2021	1,172,998

Nebraska — 1.1%
1,000,000	City of Omaha NE, GO, 4.500% due 12/01/2010	1,006,550

Nevada — 4.5%
1,500,000	County of Clark NV, Series A, GO, Refunding, (AMBAC), 5.000% due 12/01/2014	1,722,465
2,000,000	Las Vegas Valley Water District, Series A, Refunding, (FGIC), 5.000% due 06/01/2015	2,290,320

		4,012,785

New Jersey — 1.2%
1,000,000	State of New Jersey, GO, 5.750% due 05/01/2012	1,078,980

New York — 2.6%
2,000,000	City of New York NY, Series D, (TCR, FGIC), 5.000% due 08/01/2015	2,321,380

North Carolina — 1.9%
1,000,000	North Carolina Capital Facilities Finance Agency, Revenue, (Bank of America N.A., LOC), 0.320% due 08/01/2033 (g)	1,000,000
650,000	Town of Cary NC, GO, 5.000% due 03/01/2019 Pre-refunded 03/01/2011	675,578

		1,675,578

Ohio — 5.5%
	City of Columbus OH:
1,000,000	Series A, GO, 5.000% due 07/01/2013	1,112,970

3

300,000	Series B, GO, Refunding, 5.000% due 06/15/2016	350,685
1,290,000	Loveland City School District, Refunding School Improvement, (FSA), 5.000% due 12/01/2015	1,495,097
1,725,000	Ohio State Water Development Authority, Water Pollution Control, Series 2003, Refunding, 5.000% due 12/01/2012	1,886,132

		4,844,884

Pennsylvania — 2.9%
1,250,000	Commonwealth of Pennsylvania, GO, 4.500% due 01/01/2024	1,335,838
1,000,000	County of Montgomery PA, GO, Series C, 5.000% due 12/15/2018	1,209,710

		2,545,548

Rhode Island — 1.3%
1,000,000	State of Rhode Island, Series A, (MBIA), 5.000% due 02/01/2014	1,127,570

South Carolina — 1.5%
1,250,000	Richland County School District No 1/SC, GO, Refunding, (SCSDE), 4.375% due 03/01/2023	1,324,113

Tennessee — 3.2%
475,000	City of Johnson City TN, Water & Sewer, GO, Refunding, (FGIC), 4.750% due 06/01/2013	515,161
1,000,000	City of Knoxville TN, Waste Water System Revenue, 5.000% due 04/01/2022	1,139,000
1,030,000	State of Tennessee, Series A, GO, Refunding, 5.000% due 05/01/2026	1,159,224

		2,813,385

Texas — 11.4%
1,325,000	Alamo Community College District, Series A, GO, (NPFGC), 5.000% due 08/15/2023	1,480,754
5,000	City of San Antonio TX, Electric & Gas Revenue, ETM, 5.000% due 02/01/2012	5,301
2,000,000	City of Waco TX, GO, (MBIA), 5.000% due 02/01/2014	2,230,120
1,000,000	County of Williamson TX, Pass-Through Toll, GO, 5.000% due 02/15/2020	1,175,170
625,000	Keller Independent School District/TX, 4.000% due 02/15/2012	651,756
2,000,000	Lancaster Independent School District/TX, GO, (FSA), 5.750% due 02/15/2034 Pre-refunded 02/15/2014	2,322,580

4

1,000,000	Richardson Independent School District, GO, (PSFG), 3.800% due 02/15/2012	1,045,260
	State of Texas:
1,000,000	Transportation Common Mobility Fund, GO, 4.650% due 04/01/2025	1,081,880
95,000	Water Financial Assistance, Series C, GO, Refunding, 5.000% due 08/01/2018	95,243

		10,088,064

Utah — 1.4%
1,000,000	Box Elder County School District/UT, School Building-School Board Guaranty Program, GO, 5.000% due 07/15/2020	1,188,320

Washington — 2.5%
1,000,000	Benton County School District No 400 Richland/WA, GO, (FSA), 5.000% due 12/01/2012	1,090,470
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, (FGIC), 5.000% due 07/01/2026	1,072,060

		2,162,530

West Virginia — 1.3%
1,000,000	State of West Virginia, GO, Refunding, 4.000% due 06/01/2021	1,109,820

Wisconsin — 5.0%
1,400,000	Blackhawk Technical College District/WI, (AMBAC), 4.000% due 04/01/2012	1,465,324
1,360,000	Middleton-Cross Plains Area School District/WI, (FSA), 5.000% due 04/01/2021	1,527,824
	State of Wisconsin:
1,000,000	Series 1, GO, Refunding, (MBIA), 5.000% due 05/01/2018	1,122,070
250,000	Series 1, GO, Refunding, (MBIA), 5.500% due 05/01/2015	296,582

		4,411,800

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $79,882,997)		85,066,697

Shares

INVESTMENT COMPANIES — 3.3%
1,908,203	CitiFunds Institutional Tax Free Reserves (d)	1,908,203
9,700	iShares S&P Short Term National AMT-Free Municipal Bond Fund (d)	1,028,632

TOTAL INVESTMENT COMPANIES
(Cost $2,937,563)		2,936,835

5

TOTAL INVESTMENTS
(Cost $82,820,560)(h)	99.6%	88,003,532
OTHER ASSETS AND LIABILITIES (Net)	0.4	375,064

NET ASSETS	100.0%	$88,378,596

(a)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$2,936,835
Level 2 — Other Significant Observable Inputs	85,066,697
Level 3 — Significant Unobservable Inputs	—

Total	$88,003,532

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 1 inputs established by Topic 820 (see note (b) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without

6

limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality, and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(g)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2010.

(h)	At September 30, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,183,700, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $728 and net appreciation for financial reporting purposes was $5,182,972. At September 30, 2010, aggregate cost for financial reporting purposes was $82,820,560.

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
ETM	— Escrow to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
LOC	— Instruments supported by bank letter of credit
MBIA	— Municipal Bond Investors Assurance
NPFGC	— National Public Finance Guaranty Corporation
PFSG	— Permanent School Fund Guaranteed
Q-SBLF	— Qualified School Bond Loan Fund Credit Enhancement
SCSDE	— Subject to South Carolina State Department of Education Credit Enhancement
TCR	— Transferable Custodial Receipt

At September 30, 2010, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligation	60.4%	$53,349,710
Pre-Refunded/ETM	16.6	14,648,208
Revenue	12.2	10,748,378
Insured	7.1	6,320,401

TOTAL MUNICIPAL BONDS AND NOTES	96.3	85,066,697
INVESTMENT COMPANIES	3.3	2,936,835

TOTAL INVESTMENTS	99.6	88,003,532
OTHER ASSETS AND LIABILITES (Net)	0.4	375,064

NET ASSETS	100.0%	$88,378,596

7

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ James V. FitzGerald James V. FitzGerald
President and Principal Executive Officer

Date:	November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald James V. FitzGerald
President and Principal Executive Officer

Date:	November 24, 2010

By:	/s/ Peter K. Hoglund Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	November 24, 2010